UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock International Core Fund

Annual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

				Since				Since
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

Class A1	20.22	15.24	—	4.11	20.22	103.20	—	40.52

Class B2	20.50	15.36	—	3.99	20.50	104.33	—	39.24

Class C2	24.50	15.59	—	3.99	24.50	106.33	—	39.24

Class I2,3	26.94	16.95	—	5.22	26.94	118.76	—	53.75

Class R1[2,3]	26.00	16.05	—	4.46	26.00	110.50	—	44.59

Class R2[2,3]	26.32	15.47	—	3.78	26.32	105.32	—	36.81

Class R3[3,4]	26.12	—	—	11.39	26.12	—	—	67.37

Class R4[3,4]	26.66	—	—	11.76	26.66	—	—	70.03

Class R5[3,4]	26.87	—	—	12.06	26.87	—	—	72.21

Class R6[2,3]	27.00	17.03	—	5.42	27.00	119.52	—	56.19

Class 1[3,5]	27.09	17.01	—	3.19	27.09	119.37	—	25.79

Class NAV[3,6]	27.14	17.07	—	3.63	27.14	119.88	—	30.65

Index1,†	19.78	18.14	—	5.61	19.78	130.16	—	58.59

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R1	Class R2	Class R3	Class R4*	Class R5	Class R6	Class 1	Class NAV
Net (%)	1.58	2.30	2.30	1.17	1.90	1.65	1.80	1.40	1.20	1.04	1.08	1.03
Gross (%)	1.58	2.94	2.77	1.17	7.39	20.95	47.50	42.53	21.16	21.97	1.08	1.03

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement will remain in effect at least through 6-30-14.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800–225–5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

† Index is the MSCI EAFE Index.

See the following page for footnotes.

6	International Core Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B7	9-16-05	$13,924	$13,924	$15,859

Class C7	9-16-05	13,924	13,924	15,859

Class I3	9-16-05	15,375	15,375	15,859

Class R1[3]	9-16-05	14,459	14,459	15,859

Class R2[3]	9-16-05	13,681	13,681	15,859

Class R3[3]	5-22-09	16,737	16,737	17,598

Class R4[3]	5-22-09	17,003	17,003	17,598

Class R5[3]	5-22-09	17,221	17,221	17,598

Class R6[3]	9-16-05	15,619	15,619	15,859

Class 1[3]	11-6-06	12,579	12,579	12,613

Class NAV[3]	8-29-06	13,065	13,065	13,203

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-12-06. On 6-9-06, through a reorganization, the fund acquired all of the assets of the GMO International Disciplined Equity Fund (the predecessor fund). The predecessor fund offered its Class III shares, inception date 9-16-05, in exchange for Class A shares, which were first offered on 6-12-06. The predecessor fund’s Class III shares’ returns have been recalculated to reflect the gross fees and expenses of Class A shares.

2 Class B, Class C, Class I, and Class R1 shares were first offered on 6-12-06; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class B, Class C, Class I, Class R1, Class R6, and Class R2 shares, as applicable.

3 For certain types of investors, as described in the fund’s Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1, and Class NAV share prospectuses.

4 From 5-22-09.

5 From 11-6-06.

6 From 8-29-06.

7 The contingent deferred sales charge is not applicable.

Annual report | International Core Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC

Stocks in developed markets outside the United States generated strong performance during the 12 months ended February 28, 2014. Key catalysts included the eurozone’s return to economic growth following a recession, Japan’s progress in reviving its long-stagnant economy, and the continuing economic recovery in the United Kingdom. When developed-market equities briefly retreated during the period, concerns about tighter monetary policy in the United States often played a large role.

During the period, John Hancock International Core Fund’s Class A shares returned 26.56%, excluding sales charges, outpacing the 19.78% return of the fund’s benchmark, the MSCI EAFE Index. With respect to the three inputs for our quantitative investment process—momentum, intrinsic value, and quality—stocks that we ranked highly due to their momentum characteristics served to aid the fund’s performance, particularly during the early months of the period.

Our stock selection in the United Kingdom was the most significant contributor to relative performance, as the fund’s U.K.-based holdings outperformed the U.K.-based component of the benchmark by a wide margin. Similarly, the fund’s positions in companies based in France significantly outperformed. The fund’s relative underweight exposure to Australian equities significantly aided performance, as this market posted negative returns during the period.

At the individual security level, an overweight position in U.K.-based pharmaceutical company AstraZeneca PLC was the largest contributor to the fund’s relative performance. Among the fund’s French positions, the most significant contributors were energy company Total SA—the fund’s largest individual equity holding during the period—and automaker Peugeot SA.

The most significant detractors among the fund’s individual holdings were positions in two Japanese stocks, petroleum refiner JX Holdings, Inc. and automaker Toyota Motor Corp. While JX Holdings declined in price, Toyota was a detractor because the fund had an underweight position early in the period, when the stock strongly outperformed the market.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	International Core Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,195.50	$8.00	1.47%

Class B	1,000.00	1,190.70	12.49	2.30%

Class C	1,000.00	1,190.70	12.49	2.30%

Class I	1,000.00	1,197.30	6.27	1.15%

Class R1	1,000.00	1,192.80	10.33	1.90%

Class R2	1,000.00	1,194.60	8.98	1.65%

Class R3	1,000.00	1,193.50	9.79	1.80%

Class R4	1,000.00	1,196.20	7.68	1.41%

Class R5	1,000.00	1,197.00	6.54	1.20%

Class R6	1,000.00	1,197.60	6.16	1.13%

Class 1	1,000.00	1,198.00	5.72	1.05%

Class NAV	1,000.00	1,198.40	5.45	1.00%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Core Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,017.50	$7.35	1.47%

Class B	1,000.00	1,013.40	11.48	2.30%

Class C	1,000.00	1,013.40	11.48	2.30%

Class I	1,000.00	1,019.10	5.80	1.15%

Class R1	1,000.00	1,015.40	9.49	1.90%

Class R2	1,000.00	1,016.60	8.25	1.65%

Class R3	1,000.00	1,015.90	9.00	1.80%

Class R4	1,000.00	1,017.80	7.05	1.41%

Class R5	1,000.00	1,018.80	6.01	1.20%

Class R6	1,000.00	1,019.20	5.66	1.13%

Class 1	1,000.00	1,019.60	5.26	1.05%

Class NAV	1,000.00	1,019.80	5.01	1.00%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Core Fund | Annual report

Portfolio summary

Top 10 Holdings (23.7% of Net Assets on 2-28-14)[1,2]

Total SA	4.2%	Telefonica SA	1.8%

AstraZeneca PLC	3.0%	Rio Tinto PLC	1.8%

Royal Dutch Shell PLC, Class A	3.0%	E.ON SE	1.5%

BP PLC	3.0%	Enel SpA	1.5%

Banco Santander SA	2.6%	Royal Dutch Shell PLC, Class B	1.3%

Sector Composition[1,3]

Financials	18.4%	Materials	7.5%

Energy	15.3%	Utilities	7.2%

Consumer Discretionary	14.5%	Consumer Staples	3.7%

Industrials	10.5%	Information Technology	3.4%

Telecommunication Services	9.1%	Short-Term Investments & Other	2.9%

Health Care	7.5%

Top 10 Countries[1,2,3]

United Kingdom	20.5%	Netherlands	6.6%

Japan	17.3%	Italy	5.7%

France	12.5%	Australia	4.3%

Germany	8.1%	Hong Kong	2.5%

Spain	7.8%	Switzerland	2.4%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | International Core Fund	11

Fund’s investments

As of 2-28-14

	Shares	Value
Common Stocks 96.5%	$1,463,298,006

(Cost $1,217,160,332)

Australia 4.3%		65,192,465

Arrium, Ltd.	2,312,745	3,198,384

BHP Billiton, Ltd.	392,853	13,474,299

BlueScope Steel, Ltd. (I)	729,748	4,020,331

Commonwealth Bank of Australia	59,546	3,977,112

CSL, Ltd.	32,443	2,095,136

Flight Centre Travel Group, Ltd.	25,957	1,206,461

Goodman Fielder, Ltd.	1,632,477	911,277

GPT Group	392,205	1,304,312

Investa Office Fund	338,076	967,597

JB Hi-Fi, Ltd. (L)	130,844	2,144,388

Macquarie Group, Ltd.	36,679	1,849,707

Mirvac Group	1,269,980	2,005,035

Myer Holdings, Ltd. (L)	487,035	1,142,762

National Australia Bank, Ltd.	244,274	7,596,660

Pacific Brands, Ltd.	715,097	358,581

QBE Insurance Group, Ltd.	346,369	3,981,763

Rio Tinto, Ltd.	111,043	6,634,016

Stockland	734,659	2,537,145

Tabcorp Holdings, Ltd.	506,897	1,607,521

Westpac Banking Corp.	139,277	4,179,978

Austria 0.4%		6,914,797

OMV AG	83,243	3,782,616

Voestalpine AG	69,646	3,132,181

Belgium 1.0%		15,315,090

Ageas	101,299	4,633,951

Belgacom SA	111,163	3,344,092

Delhaize Group SA	74,361	5,339,488

KBC Groep NV	31,586	1,997,559

Canada 0.8%		12,613,002

BlackBerry, Ltd. (I)(L)	367,300	3,665,371

First Quantum Minerals, Ltd.	136,700	2,651,780

IGM Financial, Inc.	26	1,268

Magna International, Inc.	43,400	3,863,396

Methanex Corp. (L)	30,200	2,116,427

Sherritt International Corp.	113,900	314,760

12	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
China 0.1%		$914,466

Yangzijiang Shipbuilding Holdings, Ltd.	1,020,000	914,466

Denmark 0.6%		9,028,785

Coloplast A/S, Class B	17,816	1,499,903

Pandora A/S	54,226	3,668,906

Vestas Wind Systems A/S (I)	107,160	3,859,976

Finland 1.3%		19,965,498

Neste Oil OYJ (L)	76,618	1,640,268

Nokia OYJ (I)	1,839,882	14,004,611

Sampo OYJ, Class A	74,361	3,762,734

Tieto OYJ	21,985	557,885

France 12.5%		189,079,243

Air France KLM (I)	374,285	5,141,285

Airbus Group NV	65,592	4,819,522

Alcatel-Lucent (I)	1,089,506	4,714,586

AXA SA	344,315	8,968,479

BNP Paribas SA	145,989	11,924,720

Bouygues SA	78,860	3,174,076

Carrefour SA	47,728	1,755,901

Cie Generale des Etablissements Michelin	23,815	2,894,961

Credit Agricole SA (I)	163,054	2,581,533

GDF Suez	451,664	11,566,618

Lagardere SCA	56,105	2,250,130

Orange SA	673,857	8,404,371

Peugeot SA (I)(L)	507,877	8,945,861

Publicis Groupe SA	38,873	3,689,250

Rallye SA	15,543	656,282

Renault SA	66,820	6,613,495

Safran SA	56,456	3,968,506

Sanofi	29,960	3,116,135

Societe Generale SA	266,904	17,710,746

Total SA	988,840	64,155,057

Valeo SA	30,232	4,228,931

Vivendi SA	273,492	7,798,798

Germany 7.5%		113,431,439

Allianz SE	20,331	3,625,740

Aurubis AG (L)	54,649	3,036,114

Bayer AG	23,136	3,280,694

Continental AG	31,043	7,545,141

Daimler AG	195,816	18,216,166

Deutsche Lufthansa AG (I)	211,734	5,475,970

Deutsche Post AG	233,071	8,738,600

Deutsche Telekom AG	214,094	3,621,889

Duerr AG	37,083	3,094,414

E.ON SE	1,231,012	23,439,316

Leoni AG	49,076	3,710,679

Merck KGaA	11,447	2,009,008

Metro AG (I)	79,431	3,285,410

See notes to financial statements	Annual report | International Core Fund	13

	Shares	Value
Germany (continued)

Muenchener Rueckversicherungs AG	18,506	$4,046,176

ProSiebenSat.1 Media AG	78,652	3,743,948

RWE AG	313,428	12,533,038

Salzgitter AG	36,495	1,538,728

Sky Deutschland AG (I)	238,235	2,490,408

Hong Kong 2.5%		37,628,919

AIA Group, Ltd.	539,400	2,642,812

Cheung Kong Holdings, Ltd.	379,000	5,951,215

Esprit Holdings, Ltd. (I)	1,392,651	2,617,810

Galaxy Entertainment Group, Ltd. (I)	847,000	8,525,516

Melco International Development, Ltd.	417	1,497

Noble Group, Ltd.	2,224,000	1,809,546

Power Assets Holdings, Ltd.	207	1,732

Sun Hung Kai Properties, Ltd.	619,000	7,934,672

Swire Pacific, Ltd., Class A	214,500	2,413,765

Swire Properties, Ltd.	100	267

Wharf Holdings, Ltd.	202,000	1,416,197

Xinyi Glass Holdings Company, Ltd.	3,732,000	3,323,934

Yue Yuen Industrial Holdings, Ltd.	324,380	989,956

Ireland 0.3%		4,025,894

Shire PLC	72,781	4,025,894

Isle of Man 0.1%		1,337,002

Playtech PLC	97,819	1,337,002

Israel 0.4%		6,717,819

Africa Israel Investments, Ltd. (I)	209,623	503,031

Bezeq The Israeli Telecommunication Corp., Ltd.	1,239,318	2,018,884

Partner Communications Company, Ltd. (I)	157,594	1,463,227

Teva Pharmaceutical Industries, Ltd.	54,712	2,732,677

Italy 5.7%		86,271,943

A2A SpA	1,153,039	1,494,240

Azimut Holding SpA	90,618	3,020,392

Enel SpA	4,570,229	23,420,228

Eni SpA	585,936	14,066,332

Fiat SpA (I)	619,171	6,464,853

Finmeccanica SpA (I)	814,697	7,995,064

Intesa Sanpaolo SpA	2,311,609	7,149,661

Mediaset SpA (I)	752,572	4,314,258

Mediolanum SpA	285,157	2,627,591

Recordati SpA	60,435	1,115,408

Telecom Italia SpA	6,426,831	7,300,026

Telecom Italia SpA	4,260,935	3,730,565

UniCredit SpA	450,278	3,573,325

Japan 17.3%		262,200,351

Adastria Holdings Company, Ltd. (L)	34,340	797,310

Alps Electric Company, Ltd. (I)	46	596

COLOPL, Inc. (I)(L)	103,200	2,977,996

CyberAgent, Inc.	79,000	3,480,323

14	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

Daikyo, Inc. (L)	734,000	$1,622,636

Daito Trust Construction Company, Ltd.	57,900	5,396,268

Daiwa Securities Group, Inc.	423,000	3,828,014

Daiwabo Holdings Company, Ltd.	351,000	670,604

Dena Company, Ltd. (L)	314,561	6,819,587

DIC Corp.	517,000	1,423,975

Fuji Electric Company, Ltd.	398,000	1,829,631

Fuji Heavy Industries, Ltd.	248,916	6,756,719

Fuji Oil Company, Ltd.	44,500	603,195

Gree, Inc. (L)	489,300	5,429,964

Gunze, Ltd.	168,000	443,216

Hanwa Company, Ltd.	177,000	783,367

Haseko Corp. (I)	453,500	2,909,777

Hino Motors, Ltd.	149,000	2,211,220

Inpex Corp.	267,400	3,397,767

ITOCHU Corp.	731,300	9,113,393

JFE Holdings, Inc.	194,300	3,965,792

JX Holdings, Inc.	1,803,000	9,363,881

K’s Holdings Corp.	96,300	2,637,113

Kakaku.com, Inc.	131,000	2,187,623

Kao Corp.	83,650	2,880,416

Kawasaki Kisen Kaisha, Ltd.	1,833,000	4,161,645

KDDI Corp.	121,700	7,442,639

Keyence Corp.	7,600	3,272,758

Kinugawa Rubber Industrial Company, Ltd.	118,000	535,156

Kobe Steel, Ltd. (I)	1,176,000	1,611,021

Kohnan Shoji Company, Ltd. (L)	50,000	506,602

Konami Corp.	23	579

Kurimoto, Ltd.	103,000	242,945

Leopalace21 Corp. (I)	526,500	2,572,482

Marubeni Corp.	851,824	5,988,493

Mazda Motor Corp. (I)	1,196,000	5,776,692

Medipal Holdings Corp.	100,935	1,560,303

MEIJI Holdings Company, Ltd.	22,400	1,478,498

Mitsubishi Chemical Holdings Corp.	693,900	3,140,041

Mitsubishi Corp.	515,495	9,894,111

Mitsui & Company, Ltd.	454,000	6,998,765

Mitsui Engineering & Shipbuilding Company, Ltd.	637,000	1,319,989

Mitsui Mining & Smelting Company, Ltd.	617,000	1,624,185

Mitsui O.S.K. Lines, Ltd.	955,000	3,975,931

Murata Manufacturing Company, Ltd.	29,400	2,806,821

Namco Bandai Holdings, Inc.	68,600	1,538,531

Nidec Corp.	27,200	3,344,733

Nippon Light Metal Holdings Company, Ltd.	901,300	1,244,949

Nippon Paper Industries Company, Ltd. (L)	142,900	2,826,698

Nippon Telegraph & Telephone Corp.	129,000	7,262,580

Nippon Yusen KK	1,117,000	3,578,163

Nipro Corp. (L)	136,100	1,200,958

See notes to financial statements	Annual report | International Core Fund	15

	Shares	Value
Japan (continued)

Nitori Holdings Company, Ltd.	51,900	$2,350,971

North Pacific Bank, Ltd.	133,200	502,896

NTT DOCOMO, Inc.	290,100	4,835,254

Orient Corp. (I)(L)	579,100	1,172,847

Osaka Gas Company, Ltd.	120	500

Panasonic Corp.	420,700	5,269,420

Pigeon Corp.	37,000	1,669,493

Resona Holdings, Inc.	1,583,900	8,275,337

Round One Corp.	196,600	1,501,838

Ryohin Keikaku Company, Ltd.	23,600	2,143,276

Sanix, Inc. (I)(L)	103,400	1,118,205

SoftBank Corp.	43,300	3,281,417

Sojitz Corp.	1,751,000	3,108,637

Sumitomo Corp.	661,700	8,753,476

Sumitomo Mitsui Company, Ltd. (I)(L)	1,405,500	1,512,043

Sumitomo Mitsui Trust Holdings, Inc.	375,000	1,759,190

Sumitomo Realty & Development Company, Ltd.	58,000	2,343,464

Taiheiyo Cement Corp.	575,000	2,030,700

Taisei Corp.	437,000	1,952,337

Takeda Pharmaceutical Company, Ltd.	76,889	3,695,045

The Daiei, Inc. (I)	181,158	561,821

Tokyo Electric Power Company, Inc. (I)	1,343,000	6,281,282

Tokyo Tatemono Company, Ltd.	234,000	1,911,261

Tokyotokeiba Company, Ltd. (L)	200,000	647,134

TonenGeneral Sekiyu KK	122,133	1,079,602

Tosoh Corp.	267,000	1,035,567

Toyota Motor Corp.	252,100	14,509,131

Toyota Tsusho Corp.	235,200	5,814,015

UNY Group Holdings Company, Ltd. (L)	274,500	1,633,615

Yamada Denki Company, Ltd.	1,208,800	4,013,926

Luxembourg 0.2%		2,710,352

ArcelorMittal	172,593	2,710,352

Macau 0.5%		7,183,454

Sands China, Ltd.	854,800	7,183,454

Netherlands 6.6%		99,786,858

Aegon NV	614,591	5,540,271

Corbion NV	59,093	1,328,368

Delta Lloyd NV	55,292	1,575,052

ING Groep NV (I)	426,645	6,195,765

Koninklijke BAM Groep NV	250,508	1,488,616

Koninklijke KPN NV (I)	1,790,838	6,382,612

PostNL NV (I)	905,397	4,311,530

Royal Dutch Shell PLC, Class A	1,250,173	45,512,655

Royal Dutch Shell PLC, Class B	503,055	19,570,100

SNS REAAL NV (I)	69,009	0

Unilever NV	150,748	5,961,299

Wereldhave NV	22,389	1,920,590

16	International Core Fund | Annual report	See notes to financial statements

	Shares	Value
New Zealand 0.4%		$5,779,920

Chorus, Ltd. (L)	403,451	516,386

Fletcher Building, Ltd.	328,645	2,598,739

Telecom Corp. of New Zealand, Ltd.	1,270,027	2,664,795

Norway 0.7%		11,262,302

DNB ASA	86,249	1,561,209

Statoil ASA	214,142	5,648,215

TGS-NOPEC Geophysical Company ASA	81,568	2,569,377

Vard Holdings, Ltd. (I)	277,000	200,265

Yara International ASA	31,650	1,283,236

Portugal 0.5%		7,180,386

EDP—Energias de Portugal SA	1,430,155	6,189,291

Portugal Telecom SGPS SA	221,345	991,095

Singapore 0.4%		6,597,723

Ezion Holdings, Ltd.	533,000	947,610

Ezra Holdings, Ltd.	944,000	794,786

Golden Agri-Resources, Ltd.	11,076,000	4,855,327

Spain 7.8%		117,745,599

ACS Actividades de Construccion y Servicios SA	116,885	4,192,792

Amadeus IT Holding SA, A Shares	83,466	3,665,410

Banco Bilbao Vizcaya Argentaria SA	1,016,219	12,554,882

Banco Santander SA	4,325,419	39,043,981

Distribuidora Internacional de Alimentacion SA	298,080	2,553,127

Enagas SA	87,327	2,537,243

Fomento de Construcciones y Contratas SA (I)	44,709	1,016,014

Gas Natural SDG SA	271,947	6,964,657

Iberdrola SA	1,677,585	11,111,384

Repsol SA	291,807	7,308,553

Telefonica SA	1,752,584	26,797,556

Sweden 0.7%		10,371,196

Boliden AB	115,594	1,831,376

Investor AB, B Shares	114,916	4,088,922

NCC AB, B Shares	47,044	1,636,915

Swedbank AB, Class A	99,844	2,813,983

Switzerland 2.4%		36,938,284

Actelion, Ltd. (I)	36,821	3,901,518

Givaudan SA (I)	996	1,560,431

Novartis AG	131,919	10,979,629

Roche Holding AG	34,673	10,675,816

Swiss Life Holding AG (I)	9,151	2,276,161

Swiss Re AG (I)	26,779	2,499,515

Zurich Insurance Group AG (I)	16,487	5,045,214

United Kingdom 20.5%		311,181,439

Aberdeen Asset Management PLC	289,689	1,890,040

Admiral Group PLC	32,944	790,909

Anglo American PLC	176,623	4,510,893

Ashtead Group PLC	128,038	1,876,002

See notes to financial statements	Annual report | International Core Fund	17

	Shares	Value
United Kingdom (continued)

ASOS PLC (I)	35,640	$4,146,171

Associated British Foods PLC	34,961	1,753,772

AstraZeneca PLC	671,845	45,670,166

Aviva PLC	378,601	3,010,082

BAE Systems PLC	1,500,185	10,297,593

Barclays PLC	1,295,048	5,455,477

BBA Aviation PLC (I)	71,543	402,584

BG Group PLC	406,830	7,401,755

BHP Billiton PLC	376,548	12,134,950

BP PLC	5,369,938	45,381,643

BT Group PLC	1,516,992	10,433,615

Bunzl PLC	85,868	2,260,157

Darty PLC	88,849	172,145

Dixons Retail PLC (I)	3,585,750	3,085,225

Drax Group PLC	186,521	2,517,384

easyJet PLC	102,635	2,951,744

GlaxoSmithKline PLC	394,801	11,058,229

Home Retail Group PLC	807,350	2,649,817

Imperial Tobacco Group PLC	88,853	3,624,281

ITV PLC	1,164,825	3,936,704

Lancashire Holdings, Ltd.	81,909	1,006,270

Lloyds Banking Group PLC (I)	11,681,662	16,132,401

Mondi PLC	89,080	1,633,485

Next PLC	61,449	6,927,127

Persimmon PLC (I)	65,449	1,583,418

Premier Foods PLC (I)	222,106	535,866

Prudential PLC	358,755	8,123,197

Reckitt Benckiser Group PLC	34,489	2,837,205

Reed Elsevier PLC	98,454	1,509,426

Rio Tinto PLC	464,794	26,651,599

Rolls-Royce Holdings PLC	240,841	4,024,859

SSE PLC	76,674	1,800,134

Standard Life PLC	253,649	1,655,118

Taylor Wimpey PLC	705,659	1,475,606

Tesco PLC	1,058,466	5,828,579

Thomas Cook Group PLC (I)	1,287,640	3,987,845

Trinity Mirror PLC (I)	163,704	625,040

Tullett Prebon PLC	133,425	748,360

Unilever PLC	158,556	6,484,945

Vodafone Group PLC	4,485,098	18,689,237

Whitbread PLC	28,828	2,163,533

WHSmith PLC	87,065	1,703,542

William Hill PLC	352,176	2,341,224

WPP PLC	242,079	5,302,085

United States 1.0%		15,923,780

Valeant Pharmaceuticals International, Inc. (I)	39,900	5,695,470

Verizon Communications, Inc.	216,257	10,228,310

18	International Core Fund | Annual report	See notes to financial statements

		Shares	Value
Preferred Securities 0.6%			$9,853,663

(Cost $6,898,621)

Germany 0.6%			9,853,663

Porsche Automobil Holding SE		59,367	6,235,544

Volkswagen AG		13,919	3,618,119

	Yield (%)	Shares	Value
Securities Lending Collateral 2.8%			$42,100,345

(Cost $42,100,209)

John Hancock Collateral Investment Trust (W)	0.1432 (Y)	4,207,174	42,100,345

Short-Term Investments 2.4%			$36,258,363

(Cost $36,258,363)

Money Market Funds 2.4%			36,258,363

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	36,258,363	36,258,363

Total investments (Cost $1,302,417,525)† 102.3%		$1,551,510,377

Other assets and liabilities, net (2.3%)			($35,058,879)

Total net assets 100.0%		$1,516,451,498

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $1,358,542,559. Net unrealized appreciation aggregated $192,967,818, of which $223,608,425 related to appreciated investment securities and $30,640,607 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 2-28-14:

Financials	18.4%
Energy	15.3%
Consumer Discretionary	14.5%
Industrials	10.5%
Telecommunication Services	9.1%
Health Care	7.5%
Materials	7.5%
Utilities	7.2%
Consumer Staples	3.7%
Information Technology	3.4%
Short-Term Investments & Other	2.9%

Total	100.0%

See notes to financial statements	Annual report | International Core Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,260,317,316)
including $39,970,410 of securities loaned)	$1,509,410,032
Investments in affiliated issuers, at value (Cost $42,100,209)	42,100,345

Total investments, at value (Cost $1,302,417,525)	1,551,510,377
Foreign currency, at value (Cost $306,793)	307,111
Receivable for investments sold	53,723
Receivable for fund shares sold	2,825,625
Receivable for forward foreign currency exchange contracts	490,492
Dividends and interest receivable	9,344,310
Receivable for securities lending income	104,343
Receivable due from advisor	7,089
Other receivables and prepaid expenses	44,777

Total assets	1,564,687,847

Liabilities

Due to custodian	1,978,618
Payable for forward foreign currency exchange contracts	2,480,372
Payable for fund shares repurchased	1,083,825
Payable upon return of securities loaned	42,063,426
Payable to affiliates
Accounting and legal services fees	24,024
Transfer agent fees	130,475
Distribution and service fees	61
Trustees’ fees	1,296
Other liabilities and accrued expenses	474,252

Total liabilities	48,236,349

Net assets	$1,516,451,498

Net assets consist of

Paid-in capital	$1,433,155,511
Undistributed net investment income	19,791,794
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	(183,689,470)
Net unrealized appreciation (depreciation) on investments, futures
contracts and translation of assets and liabilities in foreign currencies	247,193,663

Net assets	$1,516,451,498

20	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($109,373,238 ÷ 3,089,618 shares)	$35.40
Class B ($3,382,456 ÷ 95,903 shares)[1]	$35.27
Class C ($8,299,248 ÷ 235,314 shares)[1]	$35.27
Class I ($526,623,379 ÷ 14,827,278 shares)	$35.52
Class R1 ($418,545 ÷ 11,847 shares)	$35.33
Class R2 ($179,876 ÷ 5,063 shares)	$35.53
Class R3 ($168,187 ÷ 4,732.5 shares)	$35.54
Class R4 ($115,005 ÷ 3,239 shares)	$35.51
Class R5 ($119,166 ÷ 3,356 shares)	$35.51
Class R6 ($158,302 ÷ 4,451 shares)	$35.57
Class 1 ($44,460,621 ÷ 1,249,719 shares)	$35.58
Class NAV ($823,153,475 ÷ 23,157,658 shares)	$35.55

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$37.26

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Core Fund	21

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$62,334,554
Securities lending	2,216,494
Interest	201
Less foreign taxes withheld	(3,497,911)

Total investment income	61,053,338

Expenses

Investment management fees	11,849,236
Distribution and service fees	385,922
Accounting and legal services fees	158,107
Transfer agent fees	682,745
Trustees’ fees	49,752
State registration fees	216,317
Printing and postage	30,992
Professional fees	133,449
Custodian fees	1,230,595
Registration and filing fees	45,667
Other	35,180

Total expenses	14,817,962
Less expense reductions	(170,382)

Net expenses	14,647,580

Net investment income	46,405,758

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	99,092,532
Investments in affiliated issuers	(8,173)
Futures contracts	7,991,547
Foreign currency transactions	803,262

107,879,168
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	172,068,179
Investments in affiliated issuers	2,006
Futures contracts	1,012,863
Translation of assets and liabilities in foreign currencies	(2,306,598)

170,776,450

Net realized and unrealized gain	278,655,618

Increase in net assets from operations	$325,061,376

22	International Core Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	2-28-14	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$46,405,758	$40,352,982
Net realized gain (loss)	107,879,168	(58,781,704)
Change in net unrealized appreciation (depreciation)	170,776,450	95,935,770

Increase in net assets resulting from operations	325,061,376	77,507,048

Distributions to shareholders
From net investment income
Class A	(2,725,982)	(2,647,541)
Class B	(67,781)	(81,696)
Class C	(122,674)	(110,204)
Class I	(15,844,643)	(18,793,937)
Class R1	(9,593)	(8,398)
Class R2	(3,451)	(3,287)
Class R3	(3,281)	(1,054)
Class R4	(2,592)	(1,317)
Class R5	(3,325)	(2,763)
Class R6	(4,764)	(3,906)
Class 1	(1,354,021)	(1,358,914)
Class NAV	(26,043,066)	(21,987,219)

Total distributions	(46,185,173)	(45,000,236)

From fund share transactions	97,994,393	(478,701,052)

Total increase (decrease)	376,870,596	(446,194,240)

Net assets

Beginning of year	1,139,580,902	1,585,775,142

End of year	$1,516,451,498	$1,139,580,902

Undistributed net investment income	$19,791,794	$17,198,315

See notes to financial statements	Annual report | International Core Fund	23

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.81	$27.72	$30.85	$25.74	$18.43
Net investment income[1]	1.05[5]	0.71	0.58	0.33	0.24
Net realized and unrealized gain (loss) on investments	6.52	1.31	(3.32)	5.09	7.59
Total from investment operations	7.57	2.02	(2.74)	5.42	7.83
Less distributions
From net investment income	(0.98)	(0.93)	(0.39)	(0.31)	(0.52)
Net asset value, end of period	$35.40	$28.81	$27.72	$30.85	$25.74
Total return (%)[2,3]	26.56	7.41	(8.73)	21.13	42.33

Ratios and supplemental data

Net assets, end of period (in millions)	$109	$91	$374	$333	$225
Ratios (as a percentage of average net assets):
Expenses before reductions	1.46	1.58	1.58	1.61	1.95[4]
Expenses net of fee waivers	1.46	1.58	1.58	1.60	1.66[4]
Expenses net of fee waivers and credits	1.46	1.58	1.58	1.60	1.62[4]
Net investment income	3.27[5]	2.66	2.05	1.21	0.94
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS B SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.70	$27.61	$30.70	$25.62	$18.36
Net investment income[1]	0.73[5]	0.42	0.44	0.18	0.17
Net realized and unrealized gain (loss) on investments	6.53	1.41	(3.34)	5.01	7.44
Total from investment operations	7.26	1.83	(2.90)	5.19	7.61
Less distributions
From net investment income	(0.69)	(0.74)	(0.19)	(0.11)	(0.35)
Net asset value, end of period	$35.27	$28.70	$27.61	$30.70	$25.62
Total return (%)[2,3]	25.50	6.71	(9.38)	20.28	41.35

Ratios and supplemental data

Net assets, end of period (in millions)	$3	$3	$4	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.64	2.94	2.49	2.36	3.07[4]
Expenses net of fee waivers	2.30	2.30	2.30	2.30	2.36[4]
Expenses net of fee waivers and credits	2.30	2.30	2.30	2.30	2.33[4]
Net investment income	2.28[5]	1.56	1.58	0.65	0.69
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

24	International Core Fund | Annual report	See notes to financial statements

CLASS C SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.70	$27.61	$30.71	$25.62	$18.36
Net investment income[1]	0.83[5]	0.42	0.43	0.17	0.15
Net realized and unrealized gain (loss) on investments	6.43	1.41	(3.34)	5.03	7.46
Total from investment operations	7.26	1.83	(2.91)	5.20	7.61
Less distributions
From net investment income	(0.69)	(0.74)	(0.19)	(0.11)	(0.35)
Net asset value, end of period	$35.27	$28.70	$27.61	$30.71	$25.62
Total return (%)[2,3]	25.50	6.71	(9.41)	20.32	41.35

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$4	$4	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.46	2.77	2.50	2.47	2.69[4]
Expenses net of fee waivers	2.30	2.30	2.30	2.30	2.36[4]
Expenses net of fee waivers and credits	2.30	2.30	2.30	2.30	2.33[4]
Net investment income	2.59[5]	1.54	1.53	0.62	0.60
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Does not reflect the effect of sales charges, if any.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS I SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.90	$27.78	$30.94	$25.80	$18.45
Net investment income[1]	1.10[3]	0.68	0.72	0.45	0.35
Net realized and unrealized gain (loss) on investments	6.60	1.49	(3.36)	5.12	7.63
Total from investment operations	7.70	2.17	(2.64)	5.57	7.98
Less distributions
From net investment income	(1.08)	(1.05)	(0.52)	(0.43)	(0.63)
Net asset value, end of period	$35.52	$28.90	$27.78	$30.94	$25.80
Total return (%)[2]	26.94	7.92	(8.33)	21.73	43.10

Ratios and supplemental data

Net assets, end of period (in millions)	$527	$392	$411	$291	$84
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15	1.17	1.16	1.12	1.06
Expenses net of fee waivers and credits	1.15	1.17	1.16	1.12	1.06
Net investment income	3.42[3]	2.49	2.54	1.61	1.34
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

See notes to financial statements	Annual report | International Core Fund	25

CLASS R1 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.75	$27.66	$30.77	$25.67	$18.36
Net investment income[1]	0.85[5]	0.51	0.53	0.24	0.23
Net realized and unrealized gain (loss) on investments	6.56	1.43	(3.33)	5.06	7.50
Total from investment operations	7.41	1.94	(2.80)	5.30	7.73
Less distributions
From net investment income	(0.83)	(0.85)	(0.31)	(0.20)	(0.42)
Net asset value, end of period	$35.33	$28.75	$27.66	$30.77	$25.67
Total return (%)[2]	26.00	7.10	(9.00)	20.71	42.00

Ratios and supplemental data

Net assets, end of period (in millions)	—[3]	—[3]	—[3]	—[3]	—[3]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.71	7.16	7.37	6.88	8.85[4]
Expenses net of fee waivers and credits	1.90	1.90	1.90	1.92	1.92[4]
Net investment income	2.67[5]	1.87	1.88	0.90	0.92
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Less than $500,000.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS R2 SHARES Period ended	2-28-14	2-28-13[1]

Per share operating performance

Net asset value, beginning of period	$28.91	$27.80
Net investment income[2]	0.94[5]	0.59
Net realized and unrealized gain on investments	6.60	1.43
Total from investment operations	7.54	2.02
Less distributions
From net investment income	(0.92)	(0.91)
Net asset value, end of period	$35.53	$28.91
Total return (%)[3]	26.32	7.39

Ratios and supplemental data

Net assets, end of period (in millions)	—[4]	—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.89	20.70
Expenses net of fee waivers and credits	1.65	1.65
Net investment income	2.94[5]	2.16
Portfolio turnover (%)	47	53

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Less than $500,000.
5 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

26	International Core Fund | Annual report	See notes to financial statements

CLASS R3 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$28.92	$27.80	$30.94	$25.80	$23.33
Net investment income[2]	1.09[8]	0.53	0.57	0.29	0.02
Net realized and unrealized gain (loss) on investments	6.40	1.46	(3.38)	5.08	2.90
Total from investment operations	7.49	1.99	(2.81)	5.37	2.92
Less distributions
From net investment income	(0.87)	(0.87)	(0.33)	(0.23)	(0.45)
Net asset value, end of period	$35.54	$28.92	$27.80	$30.94	$25.80
Total return (%)[3]	26.12	7.28	(8.95)	20.87	12.40[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.96	47.36	45.66	44.55	10.97[6]
Expenses net of fee waivers and credits	1.80	1.80	1.80	1.83	1.91[6]
Net investment income	3.36[8]	1.93	2.01	1.05	0.10[6]
Portfolio turnover (%)	47	53	42	39	44[7]

1 The inception date for Class R3 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.
8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS R4 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$28.89	$27.79	$30.94	$25.80	$23.33
Net investment income[2]	0.99[8]	0.64	0.65	0.37	0.08
Net realized and unrealized gain (loss) on investments	6.63	1.44	(3.38)	5.08	2.91
Total from investment operations	7.62	2.08	(2.73)	5.45	2.99
Less distributions
From net investment income	(1.00)	(0.98)	(0.42)	(0.31)	(0.52)
Net asset value, end of period	$35.51	$28.89	$27.79	$30.94	$25.80
Total return (%)[3]	26.66	7.61	(8.67)	21.21	12.69[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	21.10	42.45	42.74	44.22	10.71[6]
Expenses net of fee waivers and credits	1.40	1.43	1.50	1.53	1.61[6]
Net investment income	3.05[8]	2.34	2.29	1.34	0.40[6]
Portfolio turnover (%)	47	53	42	39	44[7]

1 The inception date for Class R4 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.
8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

See notes to financial statements	Annual report | International Core Fund	27

CLASS R5 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10[1]

Per share operating performance

Net asset value, beginning of period	$28.90	$27.78	$30.94	$25.79	$23.33
Net investment income[2]	1.11[8]	0.70	0.73	0.44	0.14
Net realized and unrealized gain (loss) on investments	6.57	1.45	(3.38)	5.10	2.91
Total from investment operations	7.68	2.15	(2.65)	5.54	3.05
Less distributions
From net investment income	(1.07)	(1.03)	(0.51)	(0.39)	(0.59)
Net asset value, end of period	$35.51	$28.90	$27.78	$30.94	$25.79
Total return (%)[3]	26.87	7.88	(8.38)	21.59	12.95[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	16.15	21.14	20.87	31.41	10.50[6]
Expenses net of fee waivers and credits	1.20	1.20	1.20	1.22	1.31[6]
Net investment income	3.45[8]	2.57	2.58	1.58	0.70[6]
Portfolio turnover (%)	47	53	42	39	44[7]

1 The inception date for Class R5 shares is 5-22-09.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-09 to 2-28-10.
8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS R6 SHARES Period ended	2-28-14	2-28-13	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$28.94	$27.82	$28.00
Net investment income[2]	1.13[8]	0.73	0.26
Net realized and unrealized gain on investments	6.60	1.45	0.10
Total from investment operations	7.73	2.18	0.36
Less distributions
From net investment income	(1.10)	(1.06)	(0.54)
Net asset value, end of period	$35.57	$28.94	$27.82
Total return (%)[3]	27.00	7.95	1.49[4]

Ratios and supplemental data

Net assets, end of period (in millions)	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	14.17	21.97	16.83[6]
Expenses net of fee waivers and credits	1.12	1.12	1.12[6]
Net investment income	3.50[8]	2.66	1.98[6]
Portfolio turnover (%)	47	53	42[7]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
4 Not annualized.
5 Less than $500,000.
6 Annualized.
7 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.
8 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

28	International Core Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.94	$27.82	$30.99	$25.84	$18.48
Net investment income[1]	1.14[4]	0.75	0.79	0.50	0.46
Net realized and unrealized gain (loss) on investments	6.61	1.44	(3.41)	5.09	7.54
Total from investment operations	7.75	2.19	(2.62)	5.59	8.00
Less distributions
From net investment income	(1.11)	(1.07)	(0.55)	(0.44)	(0.64)
Net asset value, end of period	$35.58	$28.94	$27.82	$30.99	$25.84
Total return (%)[2]	27.09	8.00	(8.27)	21.75	43.11

Ratios and supplemental data

Net assets, end of period (in millions)	$44	$37	$39	$47	$44
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06	1.08	1.07	1.07	1.08[3]
Expenses net of fee waivers and credits	1.06	1.08	1.07	1.07	1.07[3]
Net investment income	3.53[4]	2.76	2.76	1.83	1.83
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

CLASS NAV SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$28.92	$27.80	$30.98	$25.82	$18.47
Net investment income[1]	1.14[4]	0.82	0.81	0.51	0.49
Net realized and unrealized gain (loss) on investments	6.62	1.38	(3.43)	5.10	7.51
Total from investment operations	7.76	2.20	(2.62)	5.61	8.00
Less distributions
From net investment income	(1.13)	(1.08)	(0.56)	(0.45)	(0.65)
Net asset value, end of period	$35.55	$28.92	$27.80	$30.98	$25.82
Total return (%)[2]	27.14	8.06	(8.24)	21.85	43.14

Ratios and supplemental data

Net assets, end of period (in millions)	$823	$611	$753	$920	$800
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.03	1.02	1.02	1.04[3]
Expenses net of fee waivers and credits	1.00	1.03	1.02	1.02	1.02[3]
Net investment income	3.54[4]	3.03	2.84	1.87	1.99
Portfolio turnover (%)	47	53	42	39	44

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
3 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.
4 Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.24 and 0.77%, respectively.

See notes to financial statements	Annual report | International Core Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock International Core Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation

30	International Core Fund | Annual report

of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$65,192,465	—	$65,192,465	—
Austria	6,914,797	—	6,914,797	—
Belgium	15,315,090	—	15,315,090	—
Canada	12,613,002	$12,613,002	—	—
China	914,466	—	914,466	—
Denmark	9,028,785	—	9,028,785	—
Finland	19,965,498	—	19,965,498	—
France	189,079,243	—	189,079,243	—
Germany	113,431,439	—	113,431,439	—
Hong Kong	37,628,919	—	37,628,919	—
Ireland	4,025,894	—	4,025,894	—
Isle of Man	1,337,002	—	1,337,002	—
Israel	6,717,819	—	6,717,819	—
Italy	86,271,943	—	86,271,943	—
Japan	262,200,351	—	262,200,351	—
Luxembourg	2,710,352	—	2,710,352	—
Macau	7,183,454	—	7,183,454	—
Netherlands	99,786,858	—	99,786,858	—
New Zealand	5,779,920	—	5,779,920	—
Norway	11,262,302	—	11,262,302	—
Portugal	7,180,386	—	7,180,386	—
Singapore	6,597,723	—	6,597,723	—
Spain	117,745,599	—	117,745,599	—
Sweden	10,371,196	—	10,371,196	—
Switzerland	36,938,284	—	36,938,284	—

Annual report | International Core Fund	31

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

United Kingdom	$311,181,439	—	$311,181,439	—
United States	15,923,780	$5,695,470	10,228,310	—
Preferred Securities
Germany	9,853,663	—	9,853,663	—
Securities Lending
Collateral	42,100,345	42,100,345	—	—
Short-Term Investments	36,258,363	36,258,363	—	—

Total Investments in
Securities	$1,551,510,377	$96,667,180	$1,454,843,197	—
Other Financial
Instruments:
Forward Foreign
Currency Contracts	($1,989,880)	—	($1,989,880)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

32	International Core Fund | Annual report

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended February 28, 2014 were $1,382. For the year ended February 28, 2014, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Annual report | International Core Fund	33

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2014, the fund has a capital loss carryforward of $130,214,592 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2014:

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28
2018	2019

$123,171,180	$7,043,412

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2014 and 2013 was as follows:

	FEBRUARY 28, 2014	FEBRUARY 28, 2013

Ordinary Income	$46,185,173	$45,000,236

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2014 the components of distributable earnings on a tax basis consisted of $20,489,720 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, derivative transactions, wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its

34	International Core Fund | Annual report

obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying portfolio of investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 28, 2014, the fund used futures contracts to gain exposure to certain securities markets. During the year ended February 28, 2014, the fund held futures contracts with notional values ranging up to $73 million as measured at each quarter end. There were no open futures contracts as of February 28, 2014.

Annual report | International Core Fund	35

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the year ended February 28, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended February 28, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $290 million to $388 million as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014:

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	7,217,882	USD	6,452,859	Bank of New	4-4-14	—	($25,410)	($25,410)
				York
AUD	7,217,883	USD	6,498,188	Barclays Bank	4-4-14	—	(70,738)	(70,738)
				PLC Wholesale
CAD	2,663,440	USD	2,423,232	Bank of America	4-4-14	—	(19,679)	(19,679)
				N.A.
CAD	2,663,440	USD	2,422,300	Barclays Bank	4-4-14	—	(18,747)	(18,747)
				PLC Wholesale
EUR	1,639,669	USD	2,215,319	Bank of America	4-4-14	$47,867	—	47,867
				N.A.
EUR	979,969	USD	1,322,978	Barclays Bank	4-4-14	29,644	—	29,644
				PLC Wholesale
EUR	2,472,064	USD	3,377,470	Brown Brothers	4-4-14	34,647	—	34,647
				Harriman &
				Company
EUR	821,881	USD	1,110,838	Deutsche Bank	4-4-14	23,580	—	23,580
				AG London
EUR	843,395	USD	1,139,688	Morgan Stanley	4-4-14	24,425	—	24,425
				and Company
				International PLC
EUR	832,354	USD	1,124,345	State Street	4-4-14	24,529	—	24,529
				Bank and Trust
				Company
JPY	1,526,953,061	USD	14,823,817	Bank of America	4-4-14	182,562	—	182,562
				N.A.
JPY	1,230,653,930	USD	12,136,866	Bank of New	4-4-14	—	(42,415)	(42,415)
				York
JPY	1,690,011,501	USD	16,493,087	Barclays Bank	4-4-14	115,775	—	115,775
				PLC Wholesale
JPY	890,114,166	USD	8,780,931	Brown Brothers	4-4-14	—	(33,189)	(33,189)
				Harriman &
				Company

36	International Core Fund | Annual report

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

JPY	699,745,840	USD	6,904,932	Deutsche Bank	4-4-14	—	($28,067)	($28,067)
				AG London
JPY	599,782,149	USD	5,918,601	JPMorgan Chase	4-4-14	—	(24,145)	(24,145)
				Bank
JPY	882,757,172	USD	8,703,212	Morgan Stanley	4-4-14	—	(27,772)	(27,772)
				and Company
				International PLC
JPY	757,715,620	USD	7,471,900	State Street	4-4-14	—	(25,326)	(25,326)
				Bank and Trust
				Company
SGD	1,170,589	USD	922,850	Bank of America	4-4-14	$597	—	597
				N.A.
SGD	7,413,167	USD	5,863,523	Barclays Bank	4-4-14	—	(15,470)	(15,470)
				PLC Wholesale
SGD	2,992,272	USD	2,359,399	Brown Brothers	4-4-14	1,126	—	1,126
				Harriman &
				Company
SGD	2,618,505	USD	2,067,235	Deutsche Bank	4-4-14	—	(1,566)	(1,566)
				AG London
SGD	1,708,301	USD	1,345,878	JPMorgan Chase	4-4-14	1,756	—	1,756
				Bank
SGD	10,542,765	USD	8,328,090	Morgan Stanley	4-4-14	—	(11,180)	(11,180)
				and Company
				International PLC
SGD	3,301,260	USD	2,602,791	Royal Bank of	4-4-14	1,487	—	1,487
				Scotland PLC
SGD	3,554,576	USD	2,801,614	State Street	4-4-14	2,497	—	2,497
				Bank and Trust
				Company
USD	8,457,505	AUD	9,533,773	Bank of America	4-4-14	—	(32,221)	(32,221)
				N.A.
USD	4,891,345	AUD	5,513,300	Bank of New	4-4-14	—	(18,192)	(18,192)
				York
USD	8,733,499	AUD	9,838,345	Barclays Bank	4-4-14	—	(27,445)	(27,445)
				PLC Wholesale
USD	8,171,041	AUD	9,211,997	Brown Brothers	4-4-14	—	(32,146)	(32,146)
				Harriman &
				Company
USD	4,574,055	AUD	5,163,173	Deutsche Bank	4-4-14	—	(23,697)	(23,697)
				AG London
USD	8,823,535	AUD	9,948,659	Morgan Stanley	4-4-14	—	(35,642)	(35,642)
				and Company
				International PLC
USD	1,997,176	AUD	2,251,608	State Street	4-4-14	—	(7,857)	(7,857)
				Bank and Trust
				Company
USD	2,890,814	CAD	3,208,197	Bank of America	4-4-14	—	(4,340)	(4,340)
				N.A.
USD	977,680	CAD	1,084,198	Bank of New	4-4-14	—	(727)	(727)
				York
USD	4,723,878	CAD	5,242,040	Barclays Bank	4-4-14	—	(6,666)	(6,666)
				PLC Wholesale
USD	753,404	CAD	835,807	Morgan Stanley	4-4-14	—	(848)	(848)
				and Company
				International PLC

Annual report | International Core Fund	37

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	1,296,594	CAD	1,439,388	Royal Bank of	4-4-14	—	($2,345)	($2,345)
				Scotland PLC
USD	3,993,980	CAD	4,432,619	State Street	4-4-14	—	(6,123)	(6,123)
				Bank and Trust
				Company
USD	2,073,393	CHF	1,875,177	Bank of America	4-4-14	—	(59,234)	(59,234)
				N.A.
USD	7,346,449	CHF	6,642,586	Barclays Bank	4-4-14	—	(208,125)	(208,125)
				PLC Wholesale
USD	4,505,700	CHF	4,071,756	Brown Brothers	4-4-14	—	(125,084)	(125,084)
				Harriman &
				Company
USD	3,469,937	CHF	3,133,166	JPMorgan Chase	4-4-14	—	(93,394)	(93,394)
				Bank
USD	4,251,192	CHF	3,843,515	Morgan Stanley	4-4-14	—	(120,016)	(120,016)
				and Company
				International PLC
USD	6,689,373	CHF	6,049,066	State Street	4-4-14	—	(190,195)	(190,195)
				Bank and Trust
				Company
USD	2,647,924	EUR	1,936,506	Bank of America	4-4-14	—	(24,978)	(24,978)
				N.A.
USD	2,647,476	EUR	1,936,507	Brown Brothers	4-4-14	—	(25,427)	(25,427)
				Harriman &
				Company
USD	5,620,390	GBP	3,450,463	Bank of America	4-4-14	—	(156,240)	(156,240)
				N.A.
USD	2,780,790	GBP	1,705,410	Bank of New	4-4-14	—	(74,341)	(74,341)
				York
USD	10,051,467	GBP	6,132,658	Barclays Bank	4-4-14	—	(215,590)	(215,590)
				PLC Wholesale
USD	2,753,008	GBP	1,688,356	Brown Brothers	4-4-14	—	(73,572)	(73,572)
				Harriman &
				Company
USD	6,826,884	GBP	4,136,283	Deutsche Bank	4-4-14	—	(97,920)	(97,920)
				AG London
USD	3,357,685	GBP	2,059,778	Morgan Stanley	4-4-14	—	(90,715)	(90,715)
				and Company
				International PLC
USD	4,743,313	GBP	2,843,491	State Street	4-4-14	—	(17,149)	(17,149)
				Bank and Trust
				Company
USD	4,631,032	JPY	471,692,808	Bank of America	4-4-14	—	(4,606)	(4,606)
				N.A.
USD	4,680,246	JPY	478,839,669	Bank of New	4-4-14	—	(25,629)	(25,629)
				York
USD	4,693,494	JPY	478,839,668	Brown Brothers	4-4-14	—	(12,380)	(12,380)
				Harriman &
				Company
USD	4,681,363	JPY	476,457,382	Morgan Stanley	4-4-14	—	(1,100)	(1,100)
				and Company
				International PLC
USD	2,979,290	NZD	3,666,146	Bank of America	4-4-14	—	(87,441)	(87,441)
				N.A.

38	International Core Fund | Annual report

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	2,983,656	NZD	3,666,146	Barclays Bank	4-4-14	—	($83,075)	($83,075)
				PLC Wholesale
USD	1,658,676	SEK	10,833,735	Bank of America	4-4-14	—	(30,158)	(30,158)
				N.A.
USD	1,465,958	SEK	9,581,355	Bank of New	4-4-14	—	(27,647)	(27,647)
				York
USD	2,187,595	SEK	14,300,529	Barclays Bank	4-4-14	—	(41,665)	(41,665)
				PLC Wholesale
USD	1,489,195	SEK	9,726,526	Deutsche Bank	4-4-14	—	(27,040)	(27,040)
				AG London
USD	1,490,536	SEK	9,726,526	Morgan Stanley	4-4-14	—	(25,698)	(25,698)
				and Company
				International PLC

						$490,492	($2,480,372)	($1,989,880)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable/payable for	Forward foreign	$490,492	($2,480,372)
contracts	forward foreign currency	currency
	exchange contracts	contracts
			$490,492	($2,480,372)

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2014:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTION*

Equity contracts	Net realized	$7,991,547	—
	gain (loss) on:
Foreign exchange	Net realized	—	$1,425,081
contracts	gain (loss) on:
Total		$7,991,547	$1,425,081

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Annual report | International Core Fund	39

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2014:

			TRANSLATION
			OF ASSETS
			AND LIABILITIES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*

Equity contracts	Change in unrealized	$1,012,863	—
	appreciation
	(depreciation) of:
Foreign exchange	Change in unrealized	—	($2,462,105)
contracts	appreciation
	(depreciation) of:
Total		$1,012,863	($2,462,105)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.920% of the first $100,000,000 of the fund’s average daily net assets; b) 0.895% of the next $900,000,000 of the fund’s average daily net assets; c) 0.880% of the next $1,000,000,000 of the fund’s average daily net assets; d) 0.850% of the next $1,000,000,000 of the fund’s average daily net assets; e) 0.825% of the next $1,000,000,000 of the fund’s average daily net assets; and f) 0.800% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but

40	International Core Fund | Annual report

is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.90%, 1.65%, 1.80%, 1.40%, 1.20% and 1.12% for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares, respectively. These expense limitations will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Effective February 1, 2014, the Advisor has contractually agreed to waive fees and/or reimburse Rule 12b-1 fees, bluesky fees, printing fees, class offering fees and transfer agent expenses for Class R6 to the extent that these expenses will not exceed 0.00%. This expense limitation will remain in effect through June 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The expense reductions amounted to $4,006, $10,893, $8,508, $20,964, $13,729, $16,948, $14,476, $14,505, $14,548, $17,024, $1,792 and $32,915 for Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV shares, respectively, for the year ended February 28, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended February 28, 2014 were equivalent to a net annual effective rate of 0.87% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4 and Class R5, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Annual report | International Core Fund	41

CLASS	RULE 12b-1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4[1]	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—

1 The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 shares to 0.15% of the average daily net assets of Class R4 shares, until at least June 30, 2014, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Accordingly, the fee limitation amounted to $74 for Class R4 shares for the period ended February 28, 2014.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $667,045 for the year ended February 28, 2014. Of this amount, $114,802 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $546,751 was paid as sales commissions to broker-dealers and $5,492 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2014, CDSCs received by the Distributor amounted to $65, $5,245 and $2,039 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

42	International Core Fund | Annual report

Class level expenses. Class level expenses for the year ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING &
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$277,718	$132,747	$29,862	—
Class B	31,664	4,532	15,310	$226
Class C	53,182	7,582	15,503	679
Class I	—	537,682	63,965	28,366
Class R1	1,910	84	14,478	462
Class R2	298	28	17,263	117
Class R3	489	19	14,542	85
Class R4	221	17	14,542	91
Class R5	33	23	14,542	137
Class R6	—	31	16,310	829
Class 1	20,407	—	—	—
Total	$385,922	$682,745	$216,317	$30,992

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expense are allocated to the fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended February 28, 2014 and 2013 were as follows:

		Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	1,193,640	$38,456,859	4,184,895	$113,473,414
Distributions reinvested	81,472	2,673,898	92,891	2,589,802
Repurchased	(1,331,870)	(42,221,240)	(14,607,121)	(395,841,939)

Net decrease	(56,758)	($1,090,483)	(10,329,335)	($279,778,723)

Class B shares

Sold	13,546	$440,429	16,963	$453,201
Distributions reinvested	1,976	64,743	2,780	77,294
Repurchased	(29,505)	(928,889)	(43,400)	(1,182,374)

Net decrease	(13,983)	($423,717)	(23,657)	($651,879)

Class C shares

Sold	117,924	$3,922,667	26,519	$731,362
Distributions reinvested	3,341	109,417	3,511	97,597
Repurchased	(39,449)	(1,256,759)	(35,376)	(961,865)

Net increase (decrease)	81,816	$2,775,325	(5,346)	($132,906)

Class I shares

Sold	4,439,315	$141,793,583	8,474,389	$232,106,900
Distributions reinvested	476,506	15,681,818	666,942	18,627,692
Repurchased	(3,669,369)	(120,019,840)	(10,366,118)	(294,915,181)

Net increase (decrease)	1,246,452	$37,455,561	(1,224,787)	($44,180,589)

Class R1 shares

Sold	1,918	$59,034	2,046	$56,945
Distributions reinvested	193	6,367	302	8,398
Repurchased	(671)	(22,021)	(968)	(27,733)

Net increase	1,440	$43,380	1,380	$37,610

Annual report | International Core Fund	43

		Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class R2 shares[1]

Sold	1,462	$51,139	3,597	$100,000
Distributions reinvested	4	113	—	—

Net increase	1,466	$51,252	3,597	$100,000

Class R3 shares

Sold	3,627	$118,957	135	$3,372
Distributions reinvested	71	2,354	4	118
Repurchased	(176)	(5,970)	—	—

Net increase	3,522	$115,341	139	$3,490

Class R4 shares

Sold	1,820	$58,734	116	$3,182
Distributions reinvested	46	1,518	10	266
Repurchased	(3)	(104)	—	—

Net increase	1,863	$60,148	126	$3,448

Class R5 shares

Sold	615	$19,956	408	$10,959
Distributions reinvested	66	2,178	59	1,655
Repurchased	(88)	(2,755)	(260)	(7,099)

Net increase	593	$19,379	207	$5,515

Class R6 shares

Sold	629	$21,064	217	$6,070
Distributions reinvested	26	843	5	135
Repurchased	(3)	(99)	—	—

Net increase	652	$21,808	222	$6,205

Class 1 shares

Sold	135,764	$4,396,731	75,968	$2,070,732
Distributions reinvested	41,081	1,354,021	48,585	1,358,914
Repurchased	(219,509)	(7,109,480)	(237,152)	(6,491,709)

Net increase	(42,664)	($1,358,728)	(112,599)	($3,062,063)

Class NAV shares

Sold	2,032,900	$61,320,907	4,217,064	$112,431,436
Distributions reinvested	790,861	26,043,066	786,663	21,987,219
Repurchased	(787,930)	(27,038,846)	(10,977,300)	(285,469,815)

Net increase (decrease)	2,035,831	$60,325,127	(5,973,573)	($151,051,160)

Total net increase (decrease)	3,260,230	$97,994,393	(17,663,626)	($478,701,052)

1 The inception date for Class R2 shares is 3-1-12.

Affiliates of the fund owned 32%, 71%, 23%, 33%, 32%, 80%, 100% and 100% of shares of beneficial interest of Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, Class 1 and Class NAV, respectively, on February 28, 2014.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $718,071,567 and $604,299,455, respectively, for the year ended February 28, 2014.

44	International Core Fund | Annual report

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 54.2% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATED
PORTFOLIO	CONCENTRATION

Lifestyle Growth Fund	20.2%
Lifestyle Balanced Fund	16.5%
Lifestyle Aggressive Fund	8.5%

Annual report | International Core Fund	45

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III International Core Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Core Fund (the “Fund”) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2014

46	International Core Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 28, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $35,169,906. The fund intends to pass through foreign tax credits of $1,052,772.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Annual report | International Core Fund	47

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	226

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	226

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	226

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	226

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

48	International Core Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	226

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	226

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	226

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	226

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	226

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | International Core Fund	49

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	226

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	226

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	226

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

50	International Core Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | International Core Fund	51

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

52	International Core Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Core Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	66A 2/14
MF155709	4/14

John Hancock International Growth Fund

Annual report 2/28/14

IRELAND
FRANCE
POLAND

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A	13.95	16.47	—	5.47	13.95	114.29	—	50.85

Class B	14.07	16.60	—	5.39	14.07	115.48	—	49.99

Class C	18.05	16.79	—	5.36	18.05	117.24	—	49.72

Class I2	20.31	18.13	—	6.61	20.31	130.07	—	63.89

Class 1[2]	20.43	18.19	—	6.65	20.43	130.64	—	64.41

Index 1†	17.82	17.71	—	5.25	17.82	125.96	—	48.43

Index 2†	19.78	18.14	—	4.65	19.78	130.16	—	42.01

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class 1 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and expense limitations are contractual at least until 6-30-14 for Class A, Class B, Class C, Class I, and Class 1 shares. Had the fee waivers and/or expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class 1
Net (%)	1.60	2.30	2.30	1.24	1.15
Gross (%)	1.68	3.92	3.32	1.27	1.19

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses increase and results would have been less favorable.

† Index 1 is the MSCI EAFE Growth Index; Index 2 is the MSCI EAFE Index.

See the following page for footnotes.

6	International Growth Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	6-12-06	$14,999	$14,999	$14,843	$14,201

Class C3	6-12-06	14,972	14,972	14,843	14,201

Class I2	6-12-06	16,389	16,389	14,843	14,201

Class 1[2]	6-12-06	16,441	16,441	14,843	14,201

MSCI EAFE Growth Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the performance of growth-oriented developed market stocks within Europe, Australasia, and the Far East. The index consists of 21 developed market country indexes.

MSCI EAFE Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 21 developed market country indexes.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 6-12-06.

2 For certain types of investors, as described in the fund’s prospectuses.

3 The contingent deferred sales charge is not applicable.

Annual report | International Growth Fund	7

Management’s discussion of

Fund performance

By Grantham, Mayo, Van Otterloo & Co. LLC (GMO)

Stocks in developed markets outside the United States generated strong performance during the 12 months ended February 28, 2014. Key catalysts included the eurozone’s return to economic growth following a recession, Japan’s progress in reviving its long-stagnant economy, and the continuing economic recovery in the United Kingdom.

During the period, John Hancock International Growth Fund’s Class A shares returned 19.95%, excluding sales charges, outpacing the 17.82% return of the fund’s benchmark, the MSCI EAFE Growth Index.

With respect to the three inputs for our quantitative investment process—intrinsic value, quality and momentum—stocks that we ranked highly due to their momentum characteristics served to aid the fund’s performance, particularly during the early months of the period.

Stock selection in the United Kingdom was a major contributor to relative performance, as the fund’s U.K.-based holdings outperformed the U.K.-based component of the benchmark by a sizable margin. The United Kingdom represented the fund’s largest country weighting during the period, and several U.K. stocks were standout performers. Foremost among these was Lloyds Banking Group PLC, a company in which the fund had an overweight position.

Stock selection in France also aided fund performance, with notable contributions from financial services company Societe Generale, SA and communications networking provider Alcatel-Lucent.

The fund’s relative underweight exposure to Australian equities significantly aided performance, as this market posted negative returns during the period.

The most significant performance detractor from a geographic standpoint was our stock selection in Japan. The largest detractor among the fund’s individual equity holdings was an underweight in Japan-based automaker Toyota Motor Corp. The fund’s lack of exposure to benchmark index component UBS AG hindered performance, as shares of the Switzerland-based bank surged. Also weighing on results was an underweight in pharmaceutical company Bayer AG (Germany), another strong performer.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	International Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,151.80	$8.27	1.55%

Class B	1,000.00	1,147.90	12.25	2.30%

Class C	1,000.00	1,147.20	12.24	2.30%

Class I	1,000.00	1,153.30	6.46	1.21%

Class 1	1,000.00	1,153.90	5.98	1.12%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | International Growth Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,017.10	$7.75	1.55%

Class B	1,000.00	1,013.40	11.48	2.30%

Class C	1,000.00	1,013.40	11.48	2.30%

Class I	1,000.00	1,018.80	6.06	1.21%

Class 1	1,000.00	1,019.20	5.61	1.12%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	International Growth Fund | Annual report

Portfolio summary

Top 10 Holdings (21.7% of Net Assets on 2-28-14)[1,2]

Roche Holding AG	3.5%	Novo Nordisk A/S, Class B	1.9%

GlaxoSmithKline PLC	3.3%	Daimler AG	1.5%

Nestle SA	2.8%	Lloyds Banking Group PLC	1.5%

British American Tobacco PLC	2.4%	Diageo PLC	1.5%

Unilever NV	1.9%	Toyota Motor Corp.	1.4%

Sector Composition[1,3]

Consumer Discretionary	17.4%	Materials	5.0%

Health Care	16.9%	Telecommunication Services	4.6%

Consumer Staples	15.9%	Energy	2.7%

Financials	14.0%	Utilities	1.4%

Industrials	12.1%	Short-Term Investments & Other	4.1%

Information Technology	5.9%

Top 10 Countries[1,2,3]

United Kingdom	22.1%	Australia	5.9%

Japan	15.7%	Denmark	3.5%

Switzerland	11.4%	Netherlands	3.1%

Germany	7.3%	Spain	2.8%

France	7.0%	Sweden	2.5%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Growth stocks may be more susceptible to earnings disappointments. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund’s prospectuses for additional risks.

Annual report | International Growth Fund	11

Fund’s investments

As of 2-28-14

	Shares	Value
Common Stocks 95.2%		$423,593,350

(Cost $361,266,902)

Australia 5.9%		26,378,536

BHP Billiton, Ltd.	177,208	6,077,983

Coca-Cola Amatil, Ltd.	40,835	412,243

Commonwealth Bank of Australia	12,737	850,712

CSL, Ltd.	36,481	2,355,906

Flight Centre Travel Group, Ltd.	7,892	366,814

Fortescue Metals Group, Ltd.	98,413	479,044

JB Hi-Fi, Ltd. (L)	20,271	332,219

National Australia Bank, Ltd.	94,151	2,927,995

Rio Tinto, Ltd.	45,145	2,697,087

Suncorp Group, Ltd.	52,704	573,072

Telstra Corp., Ltd.	430,630	1,942,676

Westpac Banking Corp.	39,110	1,173,768

Woodside Petroleum, Ltd.	53,400	1,811,296

Woolworths, Ltd.	135,817	4,377,721

Austria 0.1%		441,521

Erste Group Bank AG	8,469	299,792

OMV AG	3,119	141,729

Belgium 1.1%		5,059,615

Ageas	30,988	1,417,555

Anheuser-Busch InBev NV	8,562	895,534

Colruyt SA	11,835	655,586

Delhaize Group SA	12,356	887,222

KBC Groep NV	12,484	789,512

Umicore SA	8,433	414,206

Bermuda 0.2%		888,465

Seadrill, Ltd.	24,116	888,465

Canada 1.9%		8,601,815

Canadian National Railway Company	65,600	3,706,255

Canadian Pacific Railway, Ltd.	3,600	564,888

Enbridge, Inc. (L)	33,000	1,394,744

Magna International, Inc.	20,200	1,798,170

Rogers Communications, Inc., Class B	9,100	351,738

Saputo, Inc.	8,900	439,173

Tim Hortons, Inc.	6,400	346,847

12	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
China 0.1%		$307,512

Yangzijiang Shipbuilding Holdings, Ltd.	343,000	307,512

Denmark 3.5%		15,453,280

A.P. Moeller Maersk A/S, Series B	26	317,535

Chr Hansen Holding A/S	7,364	304,660

Coloplast A/S	23,692	1,994,595

GN Store Nord A/S	21,470	529,382

Novo Nordisk A/S, Class B	177,848	8,463,611

Novozymes A/S, B Shares (L)	29,419	1,367,322

Pandora A/S	17,755	1,201,295

Vestas Wind Systems A/S (I)	35,393	1,274,880

Finland 1.5%		6,882,711

Fortum OYJ	29,916	708,294

Kone OYJ (L)	45,693	1,858,298

Neste Oil OYJ (L)	17,964	$384,580

Nokia OYJ (I)	192,243	1,463,294

Nokian Renkaat OYJ	6,229	279,162

Orion OYJ, Series B	9,495	312,267

Sampo OYJ, Class A	26,045	1,317,900

Wartsila OYJ Abp	9,469	558,916

France 7.0%		31,129,880

Airbus Group NV	26,127	1,919,741

Alcatel-Lucent (I)	305,978	1,324,049

AXA SA	130,217	3,391,803

BNP Paribas SA	11,138	909,778

Bureau Veritas SA	36,081	993,077

Cap Gemini SA	8,719	681,257

Carrefour SA	17,177	631,938

Casino Guichard Perrachon SA	7,160	811,070

Credit Agricole SA (I)	61,476	973,312

Danone SA	7,829	552,067

Dassault Systemes SA	6,920	793,906

Electricite de France SA	24,998	991,810

Essilor International SA	14,895	1,551,541

ICADE	2,735	269,360

Iliad SA	4,969	1,211,692

L’Oreal SA	19,326	3,274,129

Natixis	33,305	239,186

Neopost SA	3,723	341,687

Peugeot SA (I)(L)	40,145	707,123

Publicis Groupe SA	12,138	1,151,960

Renault SA	3,552	351,558

Safran SA	24,705	1,736,608

Sanofi	4,206	437,465

Societe BIC SA	2,182	279,513

Societe Generale SA	47,264	3,136,261

Suez Environnement Company	16,083	321,405

Teleperformance SA	6,869	436,209

See notes to financial statements	Annual report | International Growth Fund	13

	Shares	Value
France (continued)

Valeo SA	6,440	$900,844

Vallourec SA	2,597	139,031

Wendel SA	4,468	670,500

Germany 6.6%		29,580,560

Adidas AG	2,664	309,745

Bayer AG	12,898	1,828,942

Beiersdorf AG	9,055	923,784

Continental AG	9,970	2,423,253

Daimler AG	73,314	6,820,178

Deutsche Lufthansa AG (I)	25,451	658,226

Deutsche Post AG	82,345	3,087,386

Deutsche Telekom AG	49,397	835,663

Duerr AG	9,838	820,938

Fielmann AG	2,318	283,011

Freenet AG	30,898	1,043,225

Hannover Rueckversicherung AG	3,546	301,587

Hochtief AG	4,029	374,289

KUKA AG	5,590	278,349

Leoni AG	3,358	253,901

Merck KGaA	1,787	313,628

Metro AG (I)	3,834	158,581

Muenchener Rueckversicherungs AG	5,972	1,305,726

ProSiebenSat.1 Media AG	12,690	604,062

Salzgitter AG	6,748	284,514

SAP AG	40,874	3,287,583

Sky Deutschland AG (I)	95,430	997,585

Software AG	6,751	268,665

Stada Arzneimittel AG	11,167	574,035

Symrise AG	6,477	317,721

ThyssenKrupp AG (I)	10,910	296,741

Volkswagen AG	2,459	626,597

Wacker Chemie AG	2,247	302,645

Guernsey, Channel Islands 0.1%		463,294

Resolution, Ltd.	73,318	463,294

Hong Kong 1.9%		8,417,087

AIA Group, Ltd.	60,200	294,952

ASM Pacific Technology, Ltd.	13,500	122,484

Cheung Kong Infrastructure Holdings, Ltd.	45,000	294,786

CLP Holdings, Ltd.	29,000	225,839

Galaxy Entertainment Group, Ltd. (I)	250,000	2,516,386

Hang Seng Bank, Ltd.	37,000	600,692

Hong Kong & China Gas Company, Ltd.	423,580	913,324

Hong Kong Exchanges & Clearing, Ltd.	31,983	497,598

Hong Kong Land Holdings, Ltd.	55,000	345,389

Hutchison Whampoa, Ltd.	42,000	567,346

Luk Fook Holdings International, Ltd.	29,000	99,157

Noble Group, Ltd.	476,000	387,295

14	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Hong Kong (continued)

Power Assets Holdings, Ltd.	105,000	$878,306

Wharf Holdings, Ltd.	45,000	315,489

Xinyi Glass Holdings Company, Ltd.	402,000	358,044

Ireland 1.1%		4,977,435

Experian PLC	55,057	995,852

Kerry Group PLC	16,306	1,231,580

Paddy Power PLC	9,989	833,981

Shire PLC	23,777	1,315,229

Smurfit Kappa Group PLC	21,576	600,793

Isle of Man 0.1%		403,934

Playtech PLC	29,553	403,934

Israel 1.0%		4,291,195

Bezeq The Israeli Telecommunication Corp., Ltd.	213,853	348,373

Israel Chemicals, Ltd. (L)	30,276	257,015

Teva Pharmaceutical Industries, Ltd.	73,795	3,685,807

Italy 1.3%		5,659,235

Assicurazioni Generali SpA	40,149	901,477

Atlantia SpA	18,440	466,729

Azimut Holding SpA	33,908	1,130,189

Fiat SpA (I)	136,646	1,426,740

Mediaset SpA (I)	89,219	511,464

Saipem SpA	12,309	289,174

UniCredit SpA	80,063	635,365

Unione di Banche Italiane SCPA	34,409	298,097

Japan 15.7%		69,981,215

3-D Matrix, Ltd. (I)(L)	11,100	478,384

ABC–Mart, Inc.	9,400	373,166

Aeon Company, Ltd.	31,700	388,453

Aeon Mall Company, Ltd.	8,700	241,574

Alps Electric Company, Ltd. (I)	13,000	168,341

Anritsu Corp.	19,000	218,009

Asahi Kasei Corp.	66,000	470,357

Astellas Pharma, Inc.	9,700	630,507

Bridgestone Corp.	11,000	397,836

Central Japan Railway Company, Ltd.	4,700	548,547

Chugai Pharmaceutical Company, Ltd.	23,000	589,422

COLOPL, Inc. (I)(L)	15,400	444,391

CROOZ, Inc. (L)	8,100	457,099

CyberAgent, Inc.	8,100	356,843

Daihatsu Motor Company, Ltd.	16,500	265,811

Daikin Industries, Ltd.	12,100	697,164

Dainippon Sumitomo Pharma Company, Ltd.	9,500	176,357

Daito Trust Construction Company, Ltd.	11,300	1,053,158

Daiwa Securities Group, Inc.	81,000	733,024

Dena Company, Ltd. (L)	21,200	459,610

Eisai Company, Ltd.	10,400	406,939

FANUC Corp.	4,100	713,744

See notes to financial statements	Annual report | International Growth Fund	15

	Shares	Value
Japan (continued)

Fast Retailing Company, Ltd.	2,300	$796,239

Fuji Heavy Industries, Ltd.	74,800	2,030,414

GNI Group, Ltd. (I)	35,000	144,600

Gree, Inc. (L)	32,400	359,556

Hino Motors, Ltd.	37,000	549,095

Hirose Electric Company, Ltd.	1,700	242,893

Hisamitsu Pharmaceutical Company, Inc.	14,400	674,885

Hitachi, Ltd.	182,000	1,441,258

Hoya Corp.	37,100	1,102,714

Idemitsu Kosan Company, Ltd.	7,300	149,406

IHI Corp.	65,000	298,452

Iida Group Holdings Company, Ltd. (I)	3,400	51,716

Ito En, Ltd.	14,700	330,329

ITOCHU Corp.	52,000	648,019

Izumi Company, Ltd.	15,300	446,523

JAFCO Company, Ltd.	3,700	193,415

Japan Exchange Group, Inc.	10,700	255,294

Japan Real Estate Investment Corp.	37	200,921

Japan Tissue Engineering Company, Ltd. (I)(L)	48	168,893

Japan Tobacco, Inc.	17,800	566,925

JGC Corp.	10,000	370,901

K’s Holdings Corp.	5,000	136,922

Kakaku.com, Inc.	34,600	577,800

Kao Corp.	21,600	743,778

KDDI Corp.	21,300	1,302,615

Keio Corp.	48,000	340,219

Keyence Corp.	5,800	2,497,631

Kintetsu Corp.	128,000	464,915

Kobe Steel, Ltd. (I)	305,000	417,824

Kubota Corp.	40,000	562,114

Lawson, Inc.	8,000	556,254

Makita Corp.	8,500	474,651

Mazda Motor Corp. (I)	372,000	1,796,764

Medinet Company, Ltd. (I)(L)	532	157,349

Medipal Holdings Corp.	24,100	372,550

Minebea Company, Ltd.	54,000	477,597

Mitsubishi Electric Corp.	57,000	678,371

Mitsui Fudosan Company, Ltd.	14,000	418,499

Monex Group, Inc.	43,700	179,229

Murata Manufacturing Company, Ltd.	10,800	1,031,077

Nidec Corp.	8,000	983,745

Nippon Building Fund, Inc.	37	212,198

Nippon Steel & Sumitomo Metal Corp.	104,000	304,712

Nishimatsu Construction Company, Ltd.	33,000	113,377

Nitori Holdings Company, Ltd.	22,900	1,037,326

Nomura Holdings, Inc.	100,000	678,349

Nomura Research Institute, Ltd.	21,600	706,640

NSK, Ltd.	29,000	318,987

16	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Japan (continued)

NTT DOCOMO, Inc.	40,300	$671,702

Odakyu Electric Railway Company, Ltd.	79,000	708,014

Oji Holdings Corp.	65,000	312,202

Omron Corp.	11,500	485,034

Ono Pharmaceutical Company, Ltd.	7,100	703,906

Oracle Corp. Japan	6,100	254,535

Oriental Land Company, Ltd.	2,500	375,583

ORIX Corp.	26,700	395,977

Panasonic Corp.	135,500	1,697,187

Park24 Company, Ltd.	25,600	517,571

Rakuten, Inc.	21,100	303,328

Santen Pharmaceutical Company, Ltd.	15,000	703,247

Sawai Pharmaceutical Company, Ltd.	3,600	230,154

Secom Company, Ltd.	7,800	441,583

Seiko Epson Corp.	25,500	768,455

Seven Bank, Ltd.	117,200	429,891

Sharp Corp. (I)	57,000	185,251

Shimamura Company, Ltd.	6,800	615,943

Shimano, Inc.	11,000	997,030

Shionogi & Company, Ltd.	17,400	378,055

SMC Corp.	2,800	713,319

SoftBank Corp.	11,300	856,351

Stanley Electric Company, Ltd.	22,000	506,161

Start Today Company, Ltd.	21,800	538,499

Sumitomo Realty & Development Company, Ltd.	8,000	323,236

Sumitomo Rubber Industries, Ltd.	17,500	236,359

Suzuken Company, Ltd.	5,300	201,416

Sysmex Corp.	12,600	754,899

Taiheiyo Cement Corp.	64,000	226,026

Taisei Corp.	81,000	361,875

Taiyo Yuden Company, Ltd.	26,200	324,842

Takara Bio, Inc.	15,000	255,589

Takeda Pharmaceutical Company, Ltd.	12,900	619,934

TDK Corp.	6,200	268,599

Terumo Corp.	17,700	757,750

The Dai-ichi Life Insurance Company, Ltd.	68,000	996,062

Tobu Railway Company, Ltd.	112,000	545,171

Tokyo Electric Power Company, Inc. (I)	98,300	459,754

Tokyo Gas Company, Ltd.	43,000	216,012

Toshiba Corp.	64,000	277,773

Tosoh Corp.	103,000	399,488

TOTO, Ltd.	21,000	298,001

Toyota Motor Corp.	106,600	6,135,158

Trend Micro, Inc.	16,000	538,294

Tsumura & Company, Ltd.	19,300	514,775

Tsuruha Holdings, Inc.	2,900	270,240

Unicharm Corp.	10,200	579,842

USS Company, Ltd.	6,300	85,138

See notes to financial statements	Annual report | International Growth Fund	17

	Shares	Value
Japan (continued)

Yahoo Japan Corp.	158,300	$1,003,690

Yamada Denki Company, Ltd.	81,000	268,968

Yamaha Corp.	13,900	190,854

Yamaha Motor Company, Ltd.	17,200	249,815

Luxembourg 0.4%		1,597,822

Millicom International Cellular SA, SDR	7,953	828,106

SES SA	22,101	769,716

Macau 0.4%		1,633,673

Sands China, Ltd.	194,400	1,633,673

Netherlands 3.1%		14,045,748

ASML Holding NV	3,926	338,835

Heineken NV	9,603	648,432

ING Groep NV (I)	154,081	2,237,574

Koninklijke Ahold NV	25,862	482,086

Koninklijke KPN NV (I)	44,157	157,377

PostNL NV (I)	46,183	219,925

Randstad Holding NV	9,399	590,414

Reed Elsevier NV	37,663	824,249

Unilever NV	216,131	8,546,856

New Zealand 0.1%		397,315

Telecom Corp. of New Zealand, Ltd.	189,358	397,315

Norway 0.6%		2,694,469

DNB ASA	42,357	766,712

Marine Harvest ASA (L)	22,172	244,632

Norwegian Air Shuttle AS (I)(L)	11,050	473,692

Statoil ASA	33,309	878,559

TGS-NOPEC Geophysical Company ASA	10,504	330,874

Portugal 0.1%		378,361

Jeronimo Martins SGPS SA	7,449	126,293

Zon Optimus SGPS SA	32,271	252,068

Singapore 1.9%		8,514,438

Ezion Holdings, Ltd.	166,400	295,839

Keppel Corp., Ltd.	54,400	449,828

Oversea-Chinese Banking Corp., Ltd.	219,006	1,652,709

SATS, Ltd.	107,000	252,619

Sembcorp Industries, Ltd.	101,000	431,513

Singapore Exchange, Ltd.	121,000	657,309

Singapore Press Holdings, Ltd.	194,000	635,732

Singapore Technologies Engineering, Ltd.	219,000	656,967

Singapore Telecommunications, Ltd.	658,000	1,869,920

SMRT Corp., Ltd.	140,000	113,208

StarHub, Ltd.	163,000	537,835

United Overseas Bank, Ltd.	59,000	960,959

Spain 2.8%		12,299,437

Amadeus IT Holding SA, A Shares (L)	43,958	1,930,416

Banco Santander SA	223,453	2,017,029

18	International Growth Fund | Annual report	See notes to financial statements

	Shares	Value
Spain (continued)

Bankinter SA	56,431	$455,541

CaixaBank SA	56,935	358,513

Distribuidora Internacional de Alimentacion SA	91,865	786,846

Enagas SA	8,630	250,740

Ferrovial SA	26,731	563,280

Gamesa Corporacion Tecnologica SA (I)	73,839	828,860

Gas Natural SDG SA	15,139	387,715

Grifols SA	7,534	429,317

Inditex SA	13,024	1,870,173

Red Electrica Corp. SA	7,800	606,474

Sacyr SA (I)	100,985	610,543

Telefonica SA	78,742	1,203,990

Sweden 2.5%		10,953,325

Boliden AB	18,436	292,085

Hennes & Mauritz AB, B Shares	127,396	5,736,708

Investment AB Kinnevik, B Shares	29,442	1,141,826

Investor AB, B Shares	48,035	1,709,174

Scania AB, B Shares	18,556	569,156

Skandinaviska Enskilda Banken AB, Series A	34,309	481,482

Svenska Cellulosa AB, B Shares	13,102	397,383

Swedbank AB, Class A	22,194	625,511

Switzerland 11.4%		50,711,460

ABB, Ltd. (I)	28,392	724,624

Actelion, Ltd. (I)	16,307	1,727,874

Adecco SA (I)	5,281	455,059

Cie Financiere Richemont SA	24,085	2,392,731

Geberit AG	5,067	1,592,383

Georg Fischer AG (I)	434	347,494

Givaudan SA (I)	504	789,616

Kuehne & Nagel International AG	2,991	426,941

Nestle SA	165,471	12,500,531

Novartis AG	61,339	5,105,250

Pargesa Holding SA	669	57,470

Partners Group Holding AG	3,576	931,045

Roche Holding AG	50,109	15,428,560

Schindler Holding AG, Participation Certificates	4,096	613,684

SGS SA	691	1,709,896

Sonova Holding AG (I)	2,767	390,628

Straumann Holding AG	1,179	253,000

Swiss Life Holding AG (I)	3,548	882,507

Swisscom AG	1,456	861,752

Syngenta AG	2,705	984,730

The Swatch Group AG	4,846	568,718

The Swatch Group AG, Bearer Shares	2,518	1,676,886

Transocean, Ltd.	6,881	290,081

See notes to financial statements	Annual report | International Growth Fund	19

	Shares	Value
United Kingdom 22.1%		$98,399,580

Aberdeen Asset Management PLC	50,863	331,849

Admiral Group PLC	27,424	658,386

ARM Holdings PLC	35,062	587,744

Ashmore Group PLC	84,203	444,551

Ashtead Group PLC	50,515	740,142

ASOS PLC (I)	9,075	1,055,738

Associated British Foods PLC	7,697	386,110

AstraZeneca PLC	7,545	512,888

Aviva PLC	33,598	267,122

Babcock International Group PLC	33,156	816,272

Barratt Developments PLC	112,834	830,403

BG Group PLC	281,567	5,122,754

British American Tobacco PLC	197,609	10,771,943

British Sky Broadcasting Group PLC	27,721	436,045

BT Group PLC	575,217	3,956,246

Bunzl PLC	38,900	1,023,899

Burberry Group PLC	19,840	511,182

Capita PLC	53,268	1,016,648

Cobham PLC	156,681	782,183

Diageo PLC	211,460	6,640,271

easyJet PLC	18,726	538,553

GlaxoSmithKline PLC	518,377	14,519,547

ICAP PLC	30,518	223,909

IG Group Holdings PLC	38,883	411,981

IMI PLC	20,430	521,224

Imperial Tobacco Group PLC	19,394	791,074

Intercontinental Hotels Group PLC	9,980	324,589

International Consolidated Airlines Group SA (I)	104,753	763,928

Intertek Group PLC	13,405	659,363

ITV PLC	436,169	1,474,100

Legal & General Group PLC	227,007	912,906

Lloyds Banking Group PLC (I)	4,934,806	6,814,978

Man Group PLC	177,525	307,564

Micro Focus International PLC	17,593	230,586

Mondi PLC	30,130	552,502

Next PLC	17,873	2,014,818

Persimmon PLC (I)	26,831	649,127

Prudential PLC	122,464	2,772,921

Reckitt Benckiser Group PLC	65,284	5,370,527

Reed Elsevier PLC	67,006	1,027,288

Rightmove PLC	16,722	770,756

Rio Tinto PLC	89,289	5,119,891

Rolls-Royce Holdings PLC	62,488	1,044,280

Smith & Nephew PLC	44,888	714,450

Smiths Group PLC	20,689	473,737

Spectris PLC	15,394	632,291

Standard Chartered PLC	63,588	1,346,054

Standard Life PLC	60,473	394,600

20	International Growth Fund | Annual report	See notes to financial statements

		Shares	Value
United Kingdom (continued)

Taylor Wimpey PLC		355,151	$742,658

Telecity Group PLC		17,124	189,039

The Sage Group PLC		61,221	442,090

UBM PLC		16,843	202,193

Unilever PLC		107,551	4,398,839

Vodafone Group PLC		298,443	1,243,602

Whitbread PLC		11,800	885,587

William Hill PLC		71,717	476,766

WPP PLC		70,718	1,548,886

United States 0.7%			3,050,432

Valeant Pharmaceuticals International, Inc. (I)		16,602	2,369,829

Verizon Communications, Inc.		14,390	680,603

Preferred Securities 0.7%			$3,060,106

(Cost $2,484,872)

Germany 0.7%			3,060,106

Bayerische Motoren Werke AG		5,330	467,294

Fuchs Petrolub SE		4,379	436,341

Volkswagen AG		8,296	2,156,471

	Yield (%)	Shares	Value
Securities Lending Collateral 2.0%			$8,838,843

(Cost $8,838,772)

John Hancock Collateral Investment Trust (W)	0.1432 (Y)	883,284	8,838,843

Short-Term Investments 3.6%			$16,114,855

(Cost $16,114,855)

Money Market Funds 3.6%			16,114,855

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	16,114,855	16,114,855

Total investments (Cost $388,705,401)† 101.5%			$451,607,154

Other assets and liabilities, net (1.5%)			($6,585,960)

Total net assets 100.0%			$445,021,194

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

(I) Non-income producing security.

(L) A portion of this security is on loan as of 2-28-14.

(W) Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $390,137,359. Net unrealized appreciation aggregated $61,469,795, of which $65,240,269 related to appreciated investment securities and $3,770,474 related to depreciated investment securities.

See notes to financial statements	Annual report | International Growth Fund	21

Notes to Schedule of Investments

The fund had the following sector composition as a percentage of net assets on 2-28-14:

Consumer Discretionary	17.4%
Health Care	16.9%
Consumer Staples	15.9%
Financials	14.0%
Industrials	12.1%
Information Technology	5.9%
Materials	5.0%
Telecommunication Services	4.6%
Energy	2.7%
Utilities	1.4%
Short-Term Investments & Other	4.1%

Total	100.0%

22	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $379,866,629) including
$8,481,242 of securities loaned	$442,768,311
Investments in affiliated issuers, at value (Cost $8,838,772)	8,838,843

Total investments, at value (Cost $388,705,401)	451,607,154
Foreign currency, at value (Cost $61,663)	61,789
Receivable for fund shares sold	2,809,856
Receivable for forward foreign currency exchange contracts	271,759
Dividends and interest receivable	1,869,167
Receivable for securities lending income	17,573
Receivable due from advisor	2,808
Other receivables and prepaid expenses	18,551

Total assets	456,658,657

Liabilities

Due to custodian	1,203,006
Payable for forward foreign currency exchange contracts	827,702
Payable for fund shares repurchased	475,531
Payable upon return of securities loaned	8,841,480
Payable to affiliates
Accounting and legal services fees	8,109
Transfer agent fees	84,268
Trustees’ fees	317
Other liabilities and accrued expenses	197,050

Total liabilities	11,637,463

Net assets	$445,021,194

Net assets consist of

Paid-in capital	$375,726,631
Undistributed net investment income	1,479,942
Accumulated net realized gain (loss) on investments, futures contracts and
foreign currency transactions	5,441,532
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	62,373,089

Net assets	$445,021,194

See notes to financial statements	Annual report | International Growth Fund	23

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($129,733,823 ÷ 5,274,786 shares)[1]	$24.60
Class B ($1,839,233 ÷ 75,086 shares)[1]	$24.50
Class C ($7,401,521 ÷ 302,703 shares)[1]	$24.45
Class I ($290,059,715 ÷ 11,779,674 shares)	$24.62
Class 1 ($15,986,902 ÷ 649,490 shares)	$24.61

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$25.89

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

24	International Growth Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,871,238
Securities lending	172,548
Interest	263
Less foreign taxes withheld	(461,539)

Total investment income	7,582,510

Expenses

Investment management fees	2,650,059
Distribution and service fees	369,873
Accounting and legal services fees	37,571
Transfer agent fees	356,450
Trustees’ fees	9,051
State registration fees	79,284
Printing and postage	21,195
Professional fees	52,966
Custodian fees	355,905
Registration and filing fees	37,185
Other	13,638

Total expenses	3,983,177
Less expense reductions	(42,987)

Net expenses	3,940,190

Net investment income	3,642,320

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,908,391
Investments in affiliated issuers	(279)
Futures contracts	2,548,246
Foreign currency transactions	1,014,323

14,470,681
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	36,608,464
Investments in affiliated issuers	(129)
Futures contracts	46,920
Translation of assets and liabilities in foreign currencies	(635,435)

36,019,820

Net realized and unrealized gain	50,490,501

Increase in net assets from operations	$54,132,821

See notes to financial statements	Annual report | International Growth Fund	25

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	2-28-14	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$3,642,320	$2,620,224
Net realized gain	14,470,681	15,734,976
Change in net unrealized appreciation (depreciation)	36,019,820	2,299,139

Increase in net assets resulting from operations	54,132,821	20,654,339

Distributions to shareholders
From net investment income
Class A	(764,184)	(1,285,069)
Class B	—	(15,681)
Class C	—	(25,379)
Class I	(2,279,857)	(1,697,349)
Class 1	(155,256)	(235,326)
From net realized gain
Class A	(3,721,079)	(3,481,244)
Class B	(49,417)	(63,206)
Class C	(172,706)	(102,296)
Class I	(6,999,524)	(3,872,467)
Class 1	(436,335)	(526,505)

Total distributions	(14,578,358)	(11,304,522)

From fund share transactions	239,542,949	(66,009,785)

Total increase (decrease)	279,097,412	(56,659,968)

Net assets

Beginning of year	165,923,782	222,583,750

End of year	$445,021,194	$165,923,782

Undistributed (accumulated distributions in excess of) net
investment income	$1,479,942	($68,504)

26	International Growth Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$21.28	$19.98	$20.99	$17.36	$12.46
Net investment income[1]	0.25	0.23	0.30	0.13	0.14
Net realized and unrealized gain (loss) on investments	3.94	2.65	(1.12)	3.61	4.86
Total from investment operations	4.19	2.88	(0.82)	3.74	5.00
Less distributions
From net investment income	(0.15)	(0.42)	(0.19)	(0.11)	(0.10)
From net realized gain	(0.72)	(1.16)	—	—	—
Total distributions	(0.87)	(1.58)	(0.19)	(0.11)	(0.10)
Net asset value, end of period	$24.60	$21.28	$19.98	$20.99	$17.36
Total return (%)[2,3]	19.95	14.82	(3.80)	21.58	40.07

Ratios and supplemental data

Net assets, end of period (in millions)	$130	$73	$49	$45	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.56	1.68	1.66	1.60	1.68[4]
Expenses net of fee waivers	1.55	1.60	1.59	1.60	1.64[4]
Expenses net of fee waivers and credits	1.55	1.60	1.59	1.60	1.63[4]
Net investment income	1.09	1.13	1.50	0.69	0.86
Portfolio turnover (%)	42	61	55	48	37

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS B SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$21.22	$19.94	$20.93	$17.36	$12.48
Net investment income[1]	0.10	0.10	0.12	0.01	0.05
Net realized and unrealized gain (loss) on investments	3.90	2.62	(1.06)	3.56	4.83
Total from investment operations	4.00	2.72	(0.94)	3.57	4.88
Less distributions
From net investment income	—	(0.28)	(0.05)	—	—
From net realized gain	(0.72)	(1.16)	—	—	—
Total distributions	(0.72)	(1.44)	(0.05)	—	—
Net asset value, end of period	$24.50	$21.22	$19.94	$20.93	$17.36
Total return (%)[2,3]	19.07	14.00	(4.47)	20.56	39.10

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	3.29	3.92	4.00	4.24	4.83[4]
Expenses net of fee waivers	2.30	2.30	2.33	2.40	2.44[4]
Expenses net of fee waivers and credits	2.30	2.30	2.33	2.40	2.40[4]
Net investment income	0.46	0.47	0.63	0.04	0.29
Portfolio turnover (%)	42	61	55	48	37

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	27

CLASS C SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$21.18	$19.91	$20.91	$17.34	$12.47
Net investment income (loss)[1]	0.07	0.10	0.10	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	3.92	2.61	(1.05)	3.56	4.88
Total from investment operations	3.99	2.71	(0.95)	3.57	4.87
Less distributions
From net investment income	—	(0.28)	(0.05)	—	—
From net realized gain	(0.72)	(1.16)	—	—	—
Total distributions	(0.72)	(1.44)	(0.05)	—	—
Net asset value, end of period	$24.45	$21.18	$19.91	$20.91	$17.34
Total return (%)[2,3]	19.05	13.97	(4.52)	20.59	39.05

Ratios and supplemental data

Net assets, end of period (in millions)	$7	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.62	3.32	3.34	3.45	3.95[4]
Expenses net of fee waivers	2.30	2.30	2.33	2.40	2.41[4]
Expenses net of fee waivers and credits	2.30	2.30	2.33	2.40	2.40[4]
Net investment income (loss)	0.32	0.48	0.52	0.03	(0.06)
Portfolio turnover (%)	42	61	55	48	37

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Does not reflect the effect of sales charges, if any.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS I SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$21.31	$20.01	$21.04	$17.40	$12.48
Net investment income[1]	0.31	0.43	0.37	0.23	0.14
Net realized and unrealized gain (loss) on investments	3.95	2.53	(1.12)	3.60	4.95
Total from investment operations	4.26	2.96	(0.75)	3.83	5.09
Less distributions
From net investment income	(0.23)	(0.50)	(0.28)	(0.19)	(0.17)
From net realized gain	(0.72)	(1.16)	—	—	—
Total distributions	(0.95)	(1.66)	(0.28)	(0.19)	(0.17)
Net asset value, end of period	$24.62	$21.31	$20.01	$21.04	$17.40
Total return (%)[2]	20.31	15.23	(3.42)	22.08	40.76

Ratios and supplemental data

Net assets, end of period (in millions)	$290	$79	$162	$204	$134
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.27	1.20	1.14	1.23[3]
Expenses net of fee waivers	1.21	1.25	1.20	1.14	1.21[3]
Expenses net of fee waivers and credits	1.21	1.25	1.20	1.14	1.21[3]
Net investment income	1.33	2.09	1.88	1.21	0.84
Portfolio turnover (%)	42	61	55	48	37

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Includes the impact of proxy expenses, which amounted to 0.01% of average net assets.

28	International Growth Fund | Annual report	See notes to financial statements

CLASS 1 SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$21.30	$20.00	$21.02	$17.38	$12.47
Net investment income[1]	0.37	0.34	0.36	0.23	0.20
Net realized and unrealized gain (loss) on investments	3.92	2.63	(1.09)	3.60	4.89
Total from investment operations	4.29	2.97	(0.73)	3.83	5.09
Less distributions
From net investment income	(0.26)	(0.51)	(0.29)	(0.19)	(0.18)
From net realized gain	(0.72)	(1.16)	—	—	—
Total distributions	(0.98)	(1.67)	(0.29)	(0.19)	(0.18)
Net asset value, end of period	$24.61	$21.30	$20.00	$21.02	$17.38
Total return (%)[2]	20.43	15.29	(3.33)	22.11	40.73

Ratios and supplemental data

Net assets, end of period (in millions)	$16	$11	$9	$8	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	1.19	1.16	1.13	1.24[3]
Expenses net of fee waivers	1.12	1.15	1.14	1.13	1.19[3]
Expenses net of fee waivers and credits	1.12	1.15	1.14	1.13	1.19[3]
Net investment income	1.59	1.68	1.83	1.21	1.23
Portfolio turnover (%)	42	61	55	48	37

1 Based on the average daily shares outstanding.
2 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
3 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | International Growth Fund	29

Notes to financial statements

Note 1 — Organization

John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their respective net asset values each business day. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors

30	International Growth Fund | Annual report

provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$26,378,536	—	$26,378,536	—
Austria	441,521	—	441,521	—
Belgium	5,059,615	—	5,059,615	—
Bermuda	888,465	—	888,465	—
Canada	8,601,815	$8,601,815	—	—
China	307,512	—	307,512	—
Denmark	15,453,280	—	15,453,280	—
Finland	6,882,711	—	6,882,711	—
France	31,129,880	—	31,129,880	—
Germany	29,580,560	—	29,580,560	—
Guernsey, Channel
Islands	463,294	—	463,294	—
Hong Kong	8,417,087	—	8,417,087	—
Ireland	4,977,435	—	4,977,435	—
Isle of Man	403,934	—	403,934	—
Israel	4,291,195	—	4,291,195	—
Italy	5,659,235	—	5,659,235	—
Japan	69,981,215	—	69,981,215	—
Luxembourg	1,597,822	—	1,597,822	—
Macau	1,633,673	—	1,633,673	—
Netherlands	14,045,748	—	14,045,748	—
New Zealand	397,315	—	397,315	—
Norway	2,694,469	—	2,694,469	—
Portugal	378,361	—	378,361	—
Singapore	8,514,438	—	8,514,438	—
Spain	12,299,437	—	12,299,437	—
Sweden	10,953,325	—	10,953,325	—
Switzerland	50,711,460	—	50,711,460	—
United Kingdom	98,399,580	—	98,399,580	—
United States	3,050,432	2,369,829	680,603	—

Annual report | International Growth Fund	31

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Preferred Securities
Germany	$3,060,106	—	$3,060,106	—
Securities Lending
Collateral	8,838,843	$8,838,843	—	—
Short-Term Investments	16,114,855	16,114,855	—	—

Total Investments in
Securities	$451,607,154	$35,925,342	$415,681,812	—
Other Financial
Instruments
Forward Foreign
Currency Contracts	($555,943)	—	($555,943)	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCIT, an affiliate of the fund, which has a floating net asset value (NAV) and is registered with the Securities and Exchange Commission as an investment company. JHCIT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCIT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible to and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCIT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCIT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases

32	International Growth Fund | Annual report

and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the year ended February 28, 2014 were $922. For the year ended February 28, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Annual report | International Growth Fund	33

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually. The tax character of distributions for the years ended February 28, 2014 and 2013 was as follows:

	FEBRUARY 28, 2014	FEBRUARY 28, 2013

Ordinary Income	$6,097,352	$3,258,804
Long-Term Capital Gain	$8,481,006	$8,045,718
Total	$14,578,358	$11,304,522

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2014, the components of distributable earnings on a tax basis consisted of $1,882,400 and $5,914,967 of undistributed ordinary income and undistributed long-term capital gains.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, passive foreign investment companies, wash sale loss deferrals and derivative transactions.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

34	International Growth Fund | Annual report

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures collateral receivable/payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the year ended February 28, 2014, the fund used futures contracts to gain exposure to certain securities markets and substitute for securities purchases or to be purchased. During the year ended February 28, 2014, the fund held futures contracts with notional values ranging up to $21.7 million, as measured at each quarter end. There were no open futures contracts as of February 28, 2014.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

Annual report | International Growth Fund	35

During the year ended February 28, 2014, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the year ended February 28, 2014, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $24.3 million to $103.9 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2014.

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

AUD	1,751,496	USD	1,577,007	Bank of America	4-4-14	—	($17,318)	($17,318)
				N.A.
AUD	1,751,496	USD	1,565,855	Bank of New	4-4-14	—	(6,166)	(6,166)
				York
CAD	1,256,338	USD	1,143,033	Bank of America	4-4-14	—	(9,283)	(9,283)
				N.A.
CAD	942,255	USD	857,250	Bank of New	4-4-14	—	(6,936)	(6,936)
				York
CAD	942,255	USD	857,198	Deutsche Bank	4-4-14	—	(6,884)	(6,884)
				AG London
CAD	3,454,935	USD	3,142,634	Morgan Stanley	4-4-14	—	(24,816)	(24,816)
				and Company
				International PLC
CAD	942,255	USD	857,235	Royal Bank of	4-4-14	—	(6,922)	(6,922)
				Scotland PLC
EUR	1,245,343	USD	1,682,770	Bank of New	4-4-14	$36,140	—	36,140
				York
EUR	1,716,249	USD	2,319,768	Brown Brothers	4-4-14	49,120	—	49,120
				Harriman &
				Company
EUR	170,773	USD	230,813	Deutsche Bank	4-4-14	4,900	—	4,900
				AG London
JPY	497,000,874	USD	4,810,897	Bank of America	4-4-14	73,460	—	73,460
				N.A.
JPY	268,529,960	USD	2,648,277	Bank of New	4-4-14	—	(9,255)	(9,255)
				York
JPY	736,581,300	USD	7,197,300	Barclays Bank	4-4-14	41,572	—	41,572
				PLC Wholesale
JPY	293,529,626	USD	2,895,655	Brown Brothers	4-4-14	—	(10,945)	(10,945)
				Harriman &
				Company
JPY	178,319,337	USD	1,759,615	Deutsche Bank	4-4-14	—	(7,152)	(7,152)
				AG London
JPY	93,751,411	USD	925,131	JPMorgan Chase	4-4-14	—	(3,774)	(3,774)
				Bank
JPY	275,723,104	USD	2,718,388	Morgan Stanley	4-4-14	—	(8,674)	(8,674)
				and Company
				International PLC
JPY	97,221,399	USD	958,709	State Street	4-4-14	—	(3,250)	(3,250)
				Bank and Trust
				Company
NOK	2,081,779	USD	329,865	Bank of New	4-4-14	16,586	—	16,586
				York
NOK	4,054,691	USD	642,348	Brown Brothers	4-4-14	32,438	—	32,438
				Harriman &
				Company
NOK	1,874,167	USD	296,710	Deutsche Bank	4-4-14	15,191	—	15,191
				AG London
SGD	1,989,815	USD	1,568,698	Bank of America	4-4-14	1,015	—	1,015
				N.A.

36	International Growth Fund | Annual report

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

SGD	751,694	USD	592,982	Bank of New	4-4-14	$9	—	$9
				York
SGD	1,424,172	USD	1,125,075	Barclays Bank	4-4-14	—	($1,584)	(1,584)
				PLC Wholesale
SGD	852,564	USD	672,244	Brown Brothers	4-4-14	321	—	321
				Harriman &
				Company
SGD	888,343	USD	700,649	Deutsche Bank	4-4-14	141	—	141
				AG London
SGD	2,856,238	USD	2,253,376	Morgan Stanley	4-4-14	—	(165)	(165)
				and Company
				International PLC
SGD	751,694	USD	592,653	Royal Bank of	4-4-14	338	—	338
				Scotland PLC
SGD	751,694	USD	592,464	State Street	4-4-14	528	—	528
				Bank and Trust
				Company
USD	1,633,999	AUD	1,841,935	Bank of America	4-4-14	—	(6,225)	(6,225)
				N.A.
USD	1,253,651	AUD	1,413,058	Bank of New	4-4-14	—	(4,662)	(4,662)
				York
USD	710,637	AUD	800,537	Barclays Bank	4-4-14	—	(2,233)	(2,233)
				PLC Wholesale
USD	2,404,207	AUD	2,710,493	Brown Brothers	4-4-14	—	(9,459)	(9,459)
				Harriman &
				Company
USD	866,676	AUD	978,334	JPMorgan Chase	4-4-14	—	(4,521)	(4,521)
				Bank
USD	3,240,053	AUD	3,653,205	Morgan Stanley	4-4-14	—	(13,088)	(13,088)
				and Company
				International PLC
USD	1,038,194	AUD	1,170,455	State Street	4-4-14	—	(4,084)	(4,084)
				Bank and Trust
				Company
USD	1,483,322	CAD	1,646,176	Bank of America	4-4-14	—	(2,227)	(2,227)
				N.A.
USD	878,738	CAD	974,477	Bank of New	4-4-14	—	(653)	(653)
				York
USD	440,173	CAD	488,456	Barclays Bank	4-4-14	—	(621)	(621)
				PLC Wholesale
USD	503,757	CAD	558,833	Brown Brothers	4-4-14	—	(547)	(547)
				Harriman &
				Company
USD	852,899	CAD	946,334	Deutsche Bank	4-4-14	—	(1,096)	(1,096)
				AG London
USD	3,009,099	CAD	3,338,216	Morgan Stanley	4-4-14	—	(3,388)	(3,388)
				and Company
				International PLC
USD	1,060,629	CAD	1,177,436	Royal Bank of	4-4-14	—	(1,918)	(1,918)
				Scotland PLC
USD	3,580,789	CHF	3,238,466	Bank of America	4-4-14	—	(102,299)	(102,299)
				N.A.
USD	2,101,171	CHF	1,899,858	Barclays Bank	4-4-14	—	(59,526)	(59,526)
				PLC Wholesale

Annual report | International Growth Fund	37

					CONTRACTUAL			NET UNREALIZED
CONTRACT		CONTRACT			SETTLEMENT	UNREALIZED	UNREALIZED	APPRECIATION/
TO BUY		TO SELL		COUNTERPARTY	DATE	APPRECIATION	DEPRECIATION	(DEPRECIATION)

USD	3,102,952	CHF	2,804,107	Brown Brothers	4-4-14	—	($86,142)	($86,142)
				Harriman &
				Company
USD	791,634	CHF	715,083	Deutsche Bank	4-4-14	—	(21,626)	(21,626)
				AG London
USD	2,176,533	CHF	1,965,292	JPMorgan Chase	4-4-14	—	(58,582)	(58,582)
				Bank
USD	1,435,605	CHF	1,297,935	Morgan Stanley	4-4-14	—	(40,529)	(40,529)
				and Company
				International PLC
USD	2,122,184	CHF	1,919,049	State Street	4-4-14	—	(60,339)	(60,339)
				Bank and Trust
				Company
USD	1,409,192	EUR	1,030,759	Brown Brothers	4-4-14	—	(13,534)	(13,534)
				Harriman &
				Company
USD	1,007,091	GBP	618,272	Bank of America	4-4-14	—	(27,996)	(27,996)
				N.A.
USD	3,323,144	GBP	1,996,554	Barclays Bank	4-4-14	—	(19,409)	(19,409)
				PLC Wholesale
USD	591,498	GBP	362,752	Brown Brothers	4-4-14	—	(15,807)	(15,807)
				Harriman &
				Company
USD	1,321,509	GBP	794,222	Deutsche Bank	4-4-14	—	(8,146)	(8,146)
				AG London
USD	1,101,286	GBP	674,922	JPMorgan Chase	4-4-14	—	(28,642)	(28,642)
				Bank
USD	1,085,653	GBP	665,996	Morgan Stanley	4-4-14	—	(29,331)	(29,331)
				and Company
				International PLC
USD	618,507	GBP	379,480	Royal Bank of	4-4-14	—	(16,804)	(16,804)
				Scotland PLC
USD	3,418,876	JPY	348,228,910	Bank of America	4-4-14	—	(3,400)	(3,400)
				N.A.
USD	1,140,491	JPY	116,076,304	Morgan Stanley	4-4-14	—	(268)	(268)
				and Company
				International PLC
USD	326,401	SEK	2,133,324	Bank of New	4-4-14	—	(6,156)	(6,156)
				York
USD	5,972,572	SEK	38,595,358	Brown Brothers	4-4-14	—	(43,927)	(43,927)
				Harriman &
				Company
USD	422,346	SEK	2,756,743	JPMorgan Chase	4-4-14	—	(7,393)	(7,393)
				Bank
						$271,759	($827,702)	($555,943)

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar

38	International Growth Fund | Annual report

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2014 by risk category:

		FINANCIAL	ASSET	LIABILITIES
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Foreign currency	Receivable-payable for	Forward foreign	$271,759	($827,702)
contracts	forward foreign currency	currency
	exchange contracts	exchange
contracts

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2014:

			FOREIGN
	STATEMENT OF	FUTURES	CURRENCY
RISK	OPERATIONS LOCATION	CONTRACTS	TRANSACTIONS*	TOTAL

Equity contracts	Net realized gain	$2,548,246	—	$2,548,246
	(loss) on
Foreign currency	Net realized gain	—	$1,115,915	1,115,915
contracts	(loss) on

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the year ended February 28, 2014:

			TRANSACTION
			OF ASSETS
			AND LIABILIITES
	STATEMENT OF	FUTURES	IN FOREIGN
RISK	OPERATIONS LOCATION	CONTRACTS	CURRENCIES*	TOTAL

Equity contracts	Change in	$46,920	—	$46,920
	unrealized
	appreciation
	(depreciation)
Foreign currency	Change in	—	($679,403)	($679,403)
contracts	unrealized
	appreciation
	(depreciation)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Annual report | International Growth Fund	39

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.920% of the first $100,000,000 of the fund’s average daily net assets; (b) 0.895% of the next $900,000,000 of the fund’s average daily net assets; (c) 0.880% of the next $1,000,000,000 of the fund’s average daily net assets; (d) 0.850% of the next $1,000,000,000 of the fund’s average daily net assets; (e) 0.825% of the next $1,000,000,000 of the fund’s average daily net assets, and (f) 0.800% of the fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the fund. This agreement excludes taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business acquired fees and expenses paid indirectly and short dividend expense. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.60%, 2.30%, 2.30%, 1.24% and 1.15% for Class A, Class B, Class C, Class I and Class 1 shares, respectively. The current expense limitation agreement will remain in effect through June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, these expense reductions amounted to $4,742, $15,334, $13,635, $8,683 and $593 for Class A, Class B, Class C, Class I and Class 1 shares for the year ended February 28, 2014.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended February 28, 2014 were equivalent to a net annual effective rate of 0.89% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting

40	International Growth Fund | Annual report

and legal services fees incurred for the year ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $782,005 for the year ended February 28, 2014. Of this amount, $134,530 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $646,904 was paid as sales commissions to broker-dealers and $571 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2014, CDSCs received by the Distributor amounted to $46, $14,748 and $3,105 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | International Growth Fund	41

Class level expenses. Class level expenses for the year ended February 28, 2014 were:

	DISTRIBUTION AND	TRANSFER AGENTS	STATE REGISTRATION	PRINTING AND
CLASS	SERVICE FEES	FEES	FEES	POSTAGE

Class A	$304,876	$145,132	$27,247	$12,473
Class B	15,507	2,223	16,314	324
Class C	42,928	6,104	16,314	721
Class I	—	202,991	19,409	7,677
Class 1	6,562	—	—	—
Total	$369,873	$356,450	$79,284	$21,195

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the years ended February 28, 2014 and 2013 were as follows:

		Year ended 2-28-14	Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	3,235,096	$75,156,421	1,767,870	$36,112,556
Distributions reinvested	193,802	4,465,193	233,886	4,738,520
Repurchased	(1,562,025)	(35,832,571)	(1,065,421)	(22,127,831)

Net increase	1,866,873	$43,789,043	936,335	$18,723,245

Class B shares

Sold	21,901	$505,815	20,059	$411,385
Distributions reinvested	1,775	40,800	3,222	65,178
Repurchased	(11,137)	(258,126)	(9,527)	(191,978)

Net increase	12,539	$288,489	13,754	$284,585

Class C shares

Sold	207,578	$4,815,191	51,637	$1,066,773
Distributions reinvested	5,905	135,452	5,639	113,904
Repurchased	(20,333)	(470,103)	(29,273)	(602,604)

Net increase	193,150	$4,480,540	28,003	$578,073

Class I shares

Sold	9,271,192	$215,856,877	797,965	$16,495,650
Distributions reinvested	31,652	729,589	11,539	233,886
Repurchased	(1,224,470)	(28,870,886)	(5,181,141)	(103,567,384)

Net increase (decrease)	8,078,374	$187,715,580	(4,371,637)	($86,837,848)

Class 1 shares

Sold	250,909	$5,836,220	141,847	$2,917,529
Distributions reinvested	25,677	591,591	37,603	761,831
Repurchased	(138,631)	(3,158,514)	(120,232)	(2,437,200)

Net increase	137,955	$3,269,297	59,218	$1,242,160

Total net increase (decrease)	10,288,891	$239,542,949	(3,334,327)	($66,009,785)

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $339,643,618 and $115,979,528, respectively, for the year ended February 28, 2014.

42	International Growth Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III International Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Growth Fund (the “Fund”) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian, transfer agent, and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2014

Annual report | International Growth Fund	43

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 28, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $5,912,363. The fund intends to pass through foreign tax credits of $266,872.

The fund paid $8,481,006 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

44	International Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	226

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	226

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	226

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	226

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | International Growth Fund	45

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	226

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	226

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	226

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	226

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	226

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

46	International Growth Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	226

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	226

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	226

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

Annual report | International Growth Fund	47

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

48	International Growth Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Grantham, Mayo, Van Otterloo & Co. LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | International Growth Fund	49

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	87A 2/14
MF155708	4/14

John Hancock
International Allocation Portfolio

Annual report 2/28/14

IRELAND
London
NORTH SEA
POLAND

John Hancock INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

	Average annual total returns (%)				Cumulative total returns (%)
	with maximum sales charge				with maximum sales charge

	1-year	5-year	10-year	Since inception[1]	1-year	5-year	10-year	Since inception[1]

Class A	10.52	16.17	—	0.65	10.52	111.60	—	4.73

Class B	10.48	16.35	—	0.65	10.48	113.24	—	4.79

Class C	14.34	16.57	—	0.65	14.34	115.24	—	4.78

Class I2	16.59	17.88	—	1.78	16.59	127.59	—	13.51

index†	19.78	18.14	—	2.40	19.78	130.16	—	18.52

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for all classes. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios included expenses of the underlying affiliated funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class B	Class C	Class I
Net (%)	1.62	2.32	2.32	1.26
Gross (%)	2.49	3.63	3.27	5.67

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the portfolio’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the MSCI EAFE Index.

See the following page for footnotes.

Annual report | International Allocation Portfolio	5

A look at performance

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	12-29-06	$10,479	$10,479	$11,852

Class C3	12-29-06	10,478	10,478	11,852

Class I2	12-29-06	11,351	11,351	11,852

MSCI EAFE Index (gross of foreign withholding tax on dividends) (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 From 12-29-06.

2 For certain types of investors, as described in the portfolio’s prospectus.

3 The contingent deferred sales charge is not applicable.

6	International Allocation Portfolio | Annual report

Management’s discussion of
Portfolio performance

By John Hancock Asset Management

Please note: Effective April 11, 2014, the John Hancock International Allocation Portfolio is liquidating its assets.

For the 12 months ended February 28, 2014, foreign stocks in developed markets posted solid gains. For the most part, aggressively stimulative central bank policy kept the markets on an upward trajectory, as did a global economic recovery that remained intact, if somewhat fragile. However, global share prices retreated following the U.S. Federal Reserve’s May 22 announcement that it might reduce its stimulative bond-buying later in the year. Although developed-market stocks collapsed in the immediate aftermath of this announcement, by the end of June they had begun a recovery that carried them through the end of the period and took many markets to fresh highs.

During the 12-month period, John Hancock International Allocation Portfolio’s Class A shares posted a total return of 16.33%, excluding sales charges. The portfolio under-performed its benchmark, the MSCI EAFE Index, which advanced 19.78%. The portfolio’s underperformance was largely attributable to our decision to diversify into emerging-market equities, an asset class that lost 5.67% over the 12-month period, as measured by the MSCI Emerging Markets Index. Conversely, the strong performance of the portfolio’s underlying funds helped offset most of the drag created by its emerging-market equity exposure. The portfolio’s results were especially aided by its allocations to the international large-cap equity space. Here, International Value Fund (Templeton) and International Core Fund (GMO) were noteworthy contributors. In the international small-cap category, International Small Company Fund (DFA) also recorded strong results. Finally, the portfolio’s tactical allocations to Germany, France, and Italy all outperformed the benchmark index and added value.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Annual report | International Allocation Portfolio	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

■ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

■ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1000.00	$1,137.60	$3.34	0.63%

Class B	1000.00	1,133.50	7.04	1.33%

Class C	1000.00	1,132.00	7.03	1.33%

Class I	1000.00	1,138.90	1.43	0.27%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	International Allocation Portfolio | Annual report

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1000.00	$1,021.70	$3.16	0.63%

Class B	1000.00	1,018.20	6.66	1.33%

Class C	1000.00	1,018.20	6.66	1.33%

Class I	1000.00	1,023.50	1.35	0.27%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual report | International Allocation Portfolio	9

Portfolio summary

Asset Allocation[1,2]

International Large Cap	74.2%	International Small Cap	9.5%

Emerging Markets	16.3%

1 As a percentage of net assets on 2-28-14.

2 The portfolio’s performance depends on the Advisor’s skill in determining the strategic asset class allocations, the mix of underlying funds and the performance of those underlying funds. The underlying funds’ performance may be lower than the performance of the asset class which they were selected to represent. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: stocks and bonds can decline due to adverse issuer, market, regulatory or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; and the securities of small capitalization companies are subject to higher volatility than larger, more established companies. Please see the portfolio’s prospectuses for additional risks.

10	International Allocation Portfolio | Annual report

Portfolio’s investments

As of 2-28-14
(in liquidation)

	Shares	Value
Affiliated Investment Companies (G) 95.2%		$15,637,777

(Cost $11,843,132)

EQUITY 95.2%		15,637,777

International Large Cap 70.7%
International Core, Class NAV (GMO)	45,606	1,621,305

International Growth Opportunities, Class NAV (Baillie Gifford)	121,383	1,706,644

International Growth Stock, Class NAV (Invesco)	189,487	2,559,965

International Value, Class NAV (Templeton)	226,715	4,010,593

International Value Equity, Class NAV (John Hancock1) (A)	183,116	1,706,644

Emerging Markets 16.3%
Emerging Markets, Class NAV (DFA)	201,766	1,997,482

Greater China Opportunities, Class NAV (John Hancock2) (A)	29,820	684,073

International Small Cap 8.2%
International Small Company, Class NAV (DFA)	124,638	1,351,071

Unaffiliated Investment Companies 4.8%		$783,837

(Cost $695,449)

EQUITY 4.8%		783,837

International Large Cap 3.5%
iShares MSCI Germany Index Fund	10,481	332,352

iShares MSCI Malaysia Index Fund	2,667	40,885

iShares MSCI Taiwan Index Fund	8,779	123,433

Market Vectors Vietnam ETF	3,723	81,383

See notes to financial statements	Annual report | International Allocation Portfolio	11

Unaffiliated Investment Companies (continued)

International Small Cap 1.3%
Guggenheim China Small Cap ETF	7,930	$205,784

Total investments (Cost $12,538,581)† 100.0%		$16,421,614

Other assets and liabilities, net 0.0%		($9,011)

Total net assets 100.0%		$16,412,603

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the portfolio.

(A) The subadvisor is an affiliate of the advisor.

(G) The portfolio’s subadvisor is shown parenthetically.

(1) Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

(2) Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $14,287,403. Net unrealized appreciation aggregated $2,134,211, of which $2,135,643 related to appreciated investment securities and $1,432 related to depreciated investment securities.

* On April 11, 2014 the portfolio distributed its remaining net assets to shareholders and all outstanding shares were redeemed and cancelled.

Investment companies
Underlying Funds’ Subadvisors
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Dimensional Fund Advisors, Inc.	(DFA)
Templeton Investment Counsel, Inc.	(Templeton)
Grantham, Mayo, Van Otterloo & Co. LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
John Hancock Asset Management	(John Hancock)

12	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14

(in liquidation)

This Statement of assets and liabilities is the portfolio’s balance sheet. It shows the value of what the portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets
Investments in unaffiliated issuers, at value (Cost $695,449)	$783,837
Investments in affiliated funds, at value (Cost $11,843,132)	15,637,777

Total investments, at value (Cost $12,538,581)	16,421,614
Cash	8,401
Receivable for investments sold	122,843
Receivable for portfolio shares sold	1,677
Dividends receivable	1,125
Receivable due from advisor	76,465

Total assets	16,632,125

Liabilities

Payable for portfolio shares repurchased	128,626
Payable to affiliates
Accounting and legal services fees	873
Transfer agent fees	6,710
Trustees’ fees	136
Other liabilities and accrued expenses	83,177

Total liabilities	219,522

Net assets	$16,412,603

Net assets consist of

Paid-in capital	$27,949,168
Accumulated distributions in excess of net investment income	(29,047)
Accumulated net realized gain (loss) on investments	(15,390,551)
Net unrealized appreciation (depreciation) on investments	3,883,033

Net assets	$16,412,603

Net asset value per share

Based on net asset values and shares outstanding — the portfolio has an unlimited number of shares authorized with no par value
Class A ($8,620,468 ÷ 948,619 shares)[1]	$9.09
Class B ($1,798,247 ÷ 199,085 shares)[1]	$9.03
Class C ($5,014,905 ÷ 555,204 shares)[1]	$9.03
Class I ($978,983 ÷ 107,220 shares)	$9.13

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$9.57

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | International Allocation Portfolio	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the year ended 2-28-14

(in liquidation)

This Statement of operations summarizes the portfolio’s investment income earned and expenses incurred in operating the portfolio. It also shows net gains (losses) for the period stated.

Investment income

Income distributions received from affiliated underlying funds	$355,666
Dividends	33,207

Total investment income	388,873

Expenses

Investment management fees	18,866
Distribution and service fees	109,634
Accounting and legal services fees	3,115
Transfer agent fees	29,219
Trustees’ fees	804
State registration fees	109,765
Printing and postage	6,391
Professional fees	55,204
Custodian fees	12,399
Registration and filing fees	29,306
Other	6,446

Total expenses	381,149
Less expense reductions	(209,898)

Net expenses	171,251

Net investment income	217,622

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	109,279
Investments in affiliated issuers	238,250
Capital gain distributions received from unaffiliated underlying funds	8,753
Capital gain distributions received from affiliated underlying funds	135,136
491,418
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	77,160
Investments in affiliated issuers	1,926,132
2,003,292
Net realized and unrealized gain	2,494,710

Increase in net assets from operations	$2,712,332

14	International Allocation Portfolio | Annual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

(in liquidation)

These Statements of changes in net assets show how the value of the portfolio’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of portfolio share transactions.

	Year	Year
	ended	ended
	2-28-14	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$217,622	$99,288
Net realized gain	491,418	377,219
Change in net unrealized appreciation (depreciation)	2,003,292	311,910

Increase in net assets resulting from operations	2,712,332	788,417

Distributions to shareholders
From net investment income
Class A	(208,447)	(74,313)
Class B	(34,965)	(6,253)
Class C	(99,197)	(11,336)
Class I	(59,555)	(8,285)
From net realized gain
Class A	(36,710)	(21,071)
Class B	(8,881)	(6,762)
Class C	(25,197)	(12,258)
Class I	(9,060)	(1,703)

Total distributions	(482,012)	(141,981)

From fund share transactions	(2,810,267)	(65,399)

Total increase (decrease)	(579,947)	581,037

Net assets

Beginning of year	16,992,550	16,411,513

End of year	$16,412,603	$16,992,550

Undistributed (accumulated distributions in excess of) net
investment income	($29,047)	$140,651

See notes to financial statements	Annual report | International Allocation Portfolio	15

Financial highlights

The Financial highlights show how the portfolio’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$7.99	$7.64	$8.35	$6.82	$4.31
Net investment income[1,2]	0.11	0.07	0.08	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.19	0.37	(0.70)	1.48	2.55
Total from investment operations	1.30	0.44	(0.62)	1.53	2.57
Less distributions
From net investment income	(0.17)	(0.07)	(0.09)	—	(0.06)
From net realized gain	(0.03)	(0.02)	—[3]	—	—[3]
Total distributions	(0.20)	(0.09)	(0.09)	—	(0.06)
Net asset value, end of period	$9.09	$7.99	$7.64	$8.35	$6.82
Total return (%)[4,5]	16.33	5.83	(7.34)	22.43	59.59

Ratios and supplemental data
Net assets, end of period (in millions)	$9	$9	$8	$11	$10
Ratios (as a percentage of average net assets):
Expenses before reductions	1.43[6]	1.50[6]	1.28[6]	1.15[6]	1.06[6,7]
Expenses net of fee waivers	0.63[6]	0.63[6]	0.63[6]	0.65[6]	0.67[6,7]
Expenses net of fee waivers and credits	0.63[6]	0.63[6]	0.63[6]	0.65[6]	0.66[6,7]
Net investment income[2]	1.30	0.93	1.01	0.62	0.29
Portfolio turnover (%)	51	52	18	64	41

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.51% to
1.27%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11% and 0.91% to 1.17% for the years ended 2-28-14,
2-28-13, 2-29-12, 2-28-11 and 2-28-10, respectively, based on the mix of underlying funds held by the portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

16	International Allocation Portfolio | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$7.95	$7.60	$8.30	$6.84	$4.32
Net investment income[1,2]	0.04	0.03	0.03	—	0.03
Net realized and unrealized gain (loss) on investments	1.19	0.36	(0.70)	1.46	2.51
Total from investment operations	1.23	0.39	(0.67)	1.46	2.54
Less distributions
From net investment income	(0.12)	(0.02)	(0.03)	—	(0.02)
From net realized gain	(0.03)	(0.02)	—[3]	—	—[3]
Total distributions	(0.15)	(0.04)	(0.03)	—	(0.02)
Net asset value, end of period	$9.03	$7.95	$7.60	$8.30	$6.84
Total return (%)[4,5]	15.48	5.14	(7.96)	21.35	58.73

Ratios and supplemental data

Net assets, end of period (in millions)	$2	$3	$2	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.92[6]	2.64[6]	2.48[6]	2.33[6]	3.06[6,7]
Expenses net of fee waivers	1.33[6]	1.33[6]	1.33[6]	1.34[6]	1.44[6,7]
Expenses net of fee waivers and credits	1.33[6]	1.33[6]	1.33[6]	1.34[6]	1.37[6,7]
Net investment income[2]	0.42	0.37	0.43	0.05	0.48
Portfolio turnover (%)	51	52	18	64	41

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.51% to
1.27%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11% and 0.91% to 1.17% for the years ended 2-28-14,
2-28-13, 2-29-12, 2-28-11 and 2-28-10, respectively, based on the mix of underlying funds held by the portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$7.96	$7.60	$8.31	$6.84	$4.32
Net investment income[1,2]	0.07	0.01	0.04	—[3]	0.03
Net realized and unrealized gain (loss) on investments	1.15	0.39	(0.72)	1.47	2.51
Total from investment operations	1.22	0.40	(0.68)	1.47	2.54
Less distributions
From net investment income	(0.12)	(0.02)	(0.03)	—	(0.02)
From net realized gain	(0.03)	(0.02)	—[3]	—	—[3]
Total distributions	(0.15)	(0.04)	(0.03)	—	(0.02)
Net asset value, end of period	$9.03	$7.96	$7.60	$8.31	$6.84
Total return (%)[4,5]	15.34	5.27	(8.07)	21.49	58.73

Ratios and supplemental data

Net assets, end of period (in millions)	$5	$5	$6	$6	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	2.35[6]	2.28[6]	2.06[6]	1.96[6]	2.11[6,7]
Expenses net of fee waivers	1.33[6]	1.33[6]	1.33[6]	1.35[6]	1.40[6,7]
Expenses net of fee waivers and credits	1.33[6]	1.33[6]	1.33[6]	1.35[6]	1.37[6,7]
Net investment income (loss)[2]	0.83	0.17	0.52	(0.06)	0.44
Portfolio turnover (%)	51	52	18	64	41

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Less than $0.005 per share.
4 Does not reflect the effect of sales charges, if any.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.51% to
1.27%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11% and 0.91% to 1.17% for the years ended 2-28-14,
2-28-13, 2-29-12, 2-28-11 and 2-28-10, respectively, based on the mix of underlying funds held by the portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | International Allocation Portfolio	17

CLASS I SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$8.03	$7.67	$8.38	$6.82	$4.30
Net investment income[1,2]	0.24	0.13	0.13	0.07	0.09
Net realized and unrealized gain (loss) on investments	1.09	0.35	(0.73)	1.49	2.52
Total from investment operations	1.33	0.48	(0.60)	1.56	2.61
Less distributions
From net investment income	(0.20)	(0.10)	(0.11)	—	(0.09)
From net realized gain	(0.03)	(0.02)	—[3]	—	—[3]
Total distributions	(0.23)	(0.12)	(0.11)	—	(0.09)
Net asset value, end of period	$9.13	$8.03	$7.67	$8.38	$6.82
Total return (%)[4]	16.59	6.31	(6.96)	22.87	60.62

Ratios and supplemental data

Net assets, end of period (in millions)	$1	$1	—[5]	—[5]	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.88[6]	4.68[6]	6.58[6]	5.69[6]	4.68[6,7]
Expenses net of fee waivers	0.27[6]	0.27[6]	0.23[6]	0.18[6]	0.19[6,7]
Expenses net of fee waivers and credits	0.27[6]	0.27[6]	0.23[6]	0.18[6]	0.19[6,7]
Net investment income[2]	2.72	1.72	1.63	0.91	1.46
Portfolio turnover (%)	51	52	18	64	41

1 Based on the average daily shares outstanding.
2 Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3 Less than $0.005 per share.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Less than $500,000.
6 Ratios do not include expenses incurred from underlying funds whose annualized expense ratios were 0.51% to
1.27%, 0.64% to 1.28%, 0.48% to 1.35%, 0.91% to 1.11% and 0.91% to 1.17% for the years ended 2-28-14,
2-28-13, 2-29-12, 2-28-11 and 2-28-10, respectively, based on the mix of underlying funds held by the portfolio.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

18	International Allocation Portfolio | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock International Allocation Portfolio (the portfolio) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the portfolio is to seek long-term growth of capital. The portfolio is designed to provide diversification of investments within the international asset class.

The portfolio operates as a “fund of funds”, investing in Class NAV shares of affiliated underlying funds of the Trust, John Hancock Funds II (JHF II), other affiliated John Hancock funds and other permitted investments, including exchange-traded funds.

As of February 28, 2014, the portfolio offered multiple classes of shares as detailed in the Statement of assets and liabilities. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

On December 18, 2013, the Board of Trustees approved a plan of liquidation for the portfolio. On April 11, 2014, the portfolio distributed its remaining net assets to shareholders and all outstanding shares were redeemed and cancelled.

The accounting policies of the John Hancock underlying funds in which the portfolio invests are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The portfolio has adopted a liquidation basis of accounting in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Under the liquidation basis of accounting, assets are stated at their estimated net realizable values, and liabilities are stated at their anticipated settlement amounts. Portfolio assets and liabilities historically were carried at values that approximated fair value. Accordingly, the use of the liquidation basis of accounting is substantially similar to the basis of accounting that the portfolio had applied prior to the use of the liquidation basis of accounting.

The financial statements have been prepared in conformity with GAAP, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolio:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the portfolio uses the following valuation techniques: Equity securities, including exchange-traded

Annual report | International Allocation Portfolio	19

funds, held by the portfolio are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the portfolio in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolio’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The portfolio uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolio’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of February 28, 2014, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolio may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolio’s custodian agreement, the custodian may loan money to the portfolio to make properly authorized payments. The portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the portfolio and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the portfolio participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended February 28, 2014 were $849. For the year ended February 28, 2014, the portfolio had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a

20	International Allocation Portfolio | Annual report

specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of February 28, 2014, the portfolio has a capital loss carryforward of $13,641,729 available to offset future net realized capital gains. The following table details the capital loss carryforward available as of February 28, 2014.

CAPITAL LOSS CARRYFORWARD EXPIRING AT FEBRUARY 28,			NO EXPIRATION DATE
2017	2018	2019	SHORT-TERM	LONG-TERM

$1,965,278	$6,868,187	$4,555,665	—	$252,599

As of February 28, 2014, the portfolio had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolio’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolio generally declares and pays dividends and capital gain distributions, if any, annually.

The tax character of distributions for the years ended February 28, 2014 and 2013 was as follows:

	FEBRUARY 28, 2014	FEBRUARY 28, 2013

Ordinary Income	$482,012	$141,981

Distributions paid by the portfolio with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the portfolio’s financial statements as a return of capital. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Annual report | International Allocation Portfolio	21

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolio. Additionally, in the normal course of business, the portfolio enters into contracts with service providers that contain general indemnification clauses. The portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the portfolio that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014 John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolio has an investment management agreement with the Advisor under which the portfolio pays the Advisor a management fee that has two components: (a) a fee on assets invested in the funds of JHF II and JHF III (portfolio assets) and (b) a fee on assets invested in other permitted investments (other than JHF II and JHF III), including other affiliated funds in the John Hancock funds complex (Other Assets). The portfolio pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.05% of the first $500,000,000 of the portfolio assets; (b) 0.04% of the portfolio assets in excess of $500,000,000; (c) 0.50% of the first $500,000,000 of the Other Assets and (d) 0.49% of the Other Assets in excess of $500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management, a division of Manulife Asset Management (US) LLC, each an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The portfolio is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for each share class of the portfolio. This agreement excludes certain expenses such as taxes, acquired fund fees, portfolio brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.63%, 1.33%, 1.33% and 0.27% for Class A, Class B, Class C and Class I shares, respectively.

The Advisor has voluntarily agreed to waive fees and/or reimburse certain other expenses of the portfolio excluding advisory fees, Rule 12b-1 fees, transfer agent fees, service fees, blue sky fees, taxes, portfolio brokerage commissions, interest expense, printing and postage, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This voluntary expense reimbursement

22	International Allocation Portfolio | Annual report

will continue in effect until terminated at any time by the Advisor on notice to the portfolio. The fee waivers and/or reimbursements are such that these expenses will not exceed 0.16% of average net assets.

In addition, the Advisor has voluntarily agreed to waive its advisory fees for the portfolio so that the amount retained by the Advisor after payment of the subadvisory fees, including Advisor fees collected on the underlying investments after payment of the subadvisory fees, does not exceed 0.50% of the portfolio’s average annual net assets.

The expense reductions described above amounted to the following for the year ended February 28, 2014.

CLASS	REIMBURSEMENT

A	$85,892
B	35,286
C	59,771
I	28,949

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 28, 2014 were equivalent to a net effective rate of 0.00% of the portfolio’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolio reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolio, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2014 amounted to an annual rate of 0.01% of the portfolio’s average daily net assets.

Distribution and service plans. The portfolio has a distribution agreement with the Distributor. The portfolio has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolio. The portfolio may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio’s shares.

CLASS	RULE 12b-1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $43,273 for the year ended February 28, 2014. Of this amount, $7,123 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $35,618 was paid as sales commissions to broker-dealers and $532 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are

Annual report | International Allocation Portfolio	23

applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2014, CDSCs received by the Distributor amounted to $0, $145 and $0 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The portfolio has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolio and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$27,939	$14,681	$27,403	$1,373
Class B	25,343	3,879	26,338	1,280
Class C	56,352	8,847	26,776	2,667
Class I	—	1,812	29,248	1,071

Total	$109,634	$29,219	$109,765	$6,391

Trustee expenses. The portfolio compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the portfolio based on its net assets relative to other funds within the John Hancock funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolio shares for the years ended February 28, 2014 and 2013 were as follows:

	Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	419,109	$3,630,768	343,665	$2,574,609
Distributions reinvested	26,970	242,463	12,021	94,127
Repurchased	(597,215)	(5,153,817)	(357,362)	(2,634,090)

Net decrease	(151,136)	($1,280,586)	(1,676)	$34,646

24	International Allocation Portfolio | Annual report

	Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class B shares

Sold	5,266	$43,425	75,225	$558,093
Distributions reinvested	4,766	42,609	1,628	12,696
Repurchased	(145,449)	(1,236,119)	(31,907)	(231,859)

Net increase (decrease)	(135,417)	($1,150,085)	44,946	$338,930

Class C shares

Sold	354,421	$3,059,797	68,714	$523,106
Distributions reinvested	13,594	121,668	2,870	22,416
Repurchased	(422,253)	(3,693,064)	(195,322)	(1,413,303)

Net decrease	(54,238)	($511,599)	(123,738)	($867,781)

Class I shares

Sold	256,216	$2,214,254	72,964	$551,189
Distributions reinvested	7,390	66,734	1,214	9,547
Repurchased	(242,925)	(2,148,985)	(17,090)	(131,930)

Net increase	20,681	$132,003	57,088	$428,806

Total net decrease	(320,110)	($2,810,267)	(23,380)	($65,399)

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $9,511,793 and $12,447,296, respectively, for the year ended February 28, 2014.

Note 7 — Investment in affiliated underlying funds

International Allocation Portfolio invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolio does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolio’s investment may represent a significant portion of each underlying fund’s net assets. For the year ended February 28, 2014, the portfolio did not hold 5% or more of any underlying fund’s net assets.

Annual report | International Allocation Portfolio	25

Information regarding the portfolio’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolio from its investment in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS

						CAPTIAL
	BEGINNING			ENDING	INCOME	GAINS
	SHARE	SHARES	SHARES	SHARE	DISTRIBUTIONS	DISTRIBUTIONS	REALIZED	ENDING
SECURITY	AMOUNT	PURCHASED	SOLD	AMOUNT	RECEIVED	RECEIVED	GAIN (LOSS)	VALUE

China	40,589	20,973	(61,562)	—	$1,329	$7,690	($51,506)	—
Emerging
Leaders
Emerging	193,455	123,473	(115,162)	201,766	55,487	—	(75,152)	$1,997,482
Markets
Greater China	35,458	15,454	(21,092)	29,820	12,022	7,444	37,000	$684,073
Opportunities
International	56,029	18,598	(29,021)	45,606	71,811	—	53,902	$1,621,305
Core
International	146,019	43,616	(68,252)	121,383	19,176	26,591	69,648	$1,706,644
Growth
Opportunities
International	216,933	73,680	(101,126)	189,487	55,861	—	58,512	$2,559,965
Growth Stock
International	131,706	68,048	(75,116)	124,638	20,376	—	19,281	$1,351,071
Small
Company
International	290,747	104,502	(168,534)	226,715	85,678	—	130,027	$4,010,593
Value
International	198,459	85,470	(100,813)	183,116	33,926	93,411	(3,462)	$1,706,644
Value Equity
					$355,666	$135,136	$238,250	$15,637,777

26	International Allocation Portfolio | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III International Allocation Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III International Allocation Portfolio (the “Portfolio”) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and transfer agents, provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Trustees approved a plan of liquidation on December 18, 2013, and the Funds were liquidated on April 11, 2014. As a result, the Funds have changed their basis of accounting for the year-ended February 28, 2014 from the going-concern basis to the liquidation basis.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2014

Annual report | International Allocation Portfolio	27

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 28, 2014.

The portfolio reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The portfolio reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $276,784. The portfolio intends to pass through foreign tax credits of $36,489.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the portfolio.

28	International Allocation Portfolio | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	226

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).
Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	226

Director, Island Commuter Corp. (marine transport).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	226

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	226

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).
Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Annual report | International Allocation Portfolio	29

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	226

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	226

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	226

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	226

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).
Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	226

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).
Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

30	International Allocation Portfolio | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	226

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	226

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).
Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	226

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).
Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).
*Until 3-13-14.

Annual report | International Allocation Portfolio	31

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).
**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

32	International Allocation Portfolio | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	John Hancock Asset Management a division of
Peter S. Burgess*	Manulife Asset Management (US) LLC
William H. Cunningham
Grace K. Fey	Principal distributor
Theron S. Hoffman*	John Hancock Funds, LLC
Deborah C. Jackson
Hassell H. McClellan	Custodian
Gregory A. Russo	State Street Bank and Trust Company
Warren A. Thomson†
Transfer agent
Officers	John Hancock Signature Services, Inc.
Andrew G. Arnott#
President	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Annual report | International Allocation Portfolio	33

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	318A 2/14
MF177826	4/14

John Hancock
Global Shareholder Yield Fund

Annual report 2/28/14

John Hancock
INVESTMENTS

A look at performance

Total returns for the period ended February 28, 2014

									SEC 30-day	SEC 30-day
	Average annual total returns (%)				Cumulative total returns (%)				yield (%)	yield (%)
	with maximum sales charge				with maximum sales charge				subsidized	unsubsidized[1]

				Since				Since	as of	as of
	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception	2-28-14	2-28-14

Class A2	13.87	16.98	—	5.07	13.87	119.04	—	41.39	2.34	2.34

Class B2	13.95	17.17	—	5.11	13.95	120.84	—	41.76	1.73	1.62

Class C2	17.97	17.35	—	5.11	17.97	122.51	—	41.79	1.77	1.77

Class I2,3	20.28	18.70	—	6.32	20.28	135.65	—	53.60	2.79	2.78

Class R2[3,4]	19.78	17.20	—	4.77	19.78	121.12	—	38.60	2.36	–3.16

Class R6[3,4]	20.29	18.72	—	6.30	20.29	135.88	—	53.38	2.84	–7.76

Class NAV[3,5]	20.47	18.81	—	7.57	20.47	136.74	—	53.13	2.94	2.94

Index2,†	22.34	20.65	—	4.50	22.34	155.66	—	36.06	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The fee waivers and/or expense limitations are contractual at least until 6-30-14 for Class B, Class C, Class R2 and Class R6 shares. Had the fee waivers and expense limitations not been in place, gross expenses would apply. For all other classes, the net expenses equal the gross expenses. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Net (%)	1.42	2.12	2.12	1.04	1.47	0.89	0.90
Gross (%)	1.42	2.28	2.14	1.04	19.66	10.37	0.90

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund’s website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund’s performance results reflect any fee waivers or applicable expense reductions, without which the expenses increase and results would have been less favorable.

† Index is the MSCI World Index.

See the following page for footnotes.

6	Global Shareholder Yield Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B6	3-1-07	$14,176	$14,176	$13,606

Class C6	3-1-07	14,179	14,179	13,606

Class I3	3-1-07	15,360	15,360	13,606

Class R2[3]	3-1-07	13,860	13,860	13,606

Class R6[3]	3-1-07	15,338	15,338	13,606

Class NAV[3]	4-28-08	15,313	15,313	12,965

MSCI World Index (gross of foreign withholding tax on dividends) — is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1 Unsubsidized yields reflect what the yield would have been without the effect of reimbursements and waivers.

2 From 3-1-07.

3 For certain types of investors, as described in the fund’s prospectuses.

4 Class R6 and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

5 From 4-28-08.

6 The contingent deferred sales charge is not applicable.

Annual report | Global Shareholder Yield Fund	7

Management’s discussion of

Fund performance

By Epoch Investment Partners, Inc.

Stocks in the globe’s developed markets generated strong performance during the 12 months ended February 28, 2014. Key catalysts included improvement in the U.S. economic outlook, the eurozone’s return to growth following a recession, and the continuing economic recovery in the United Kingdom. Japan also made progress in reviving its long-stagnant economy. Many of the globe’s key central banks continued to embrace accommodative monetary policies, providing further support for equities.

During the period, John Hancock Global Shareholder Yield Fund’s Class A shares returned 19.85%, excluding sales charges, trailing the 22.34% return of the fund’s benchmark, the MSCI World Index.

Key factors that weighed on the fund’s performance relative to its benchmark included our stock selection in the United States and stock-picking in the telecommunication services and consumer discretionary sectors. The fund’s modest cash position also detracted from relative results amid a fast-rising equity market.

At the individual security level, the U.S. position that had the most significant negative impact was oil driller Diamond Offshore Drilling, Inc. Among other U.S. holdings, an out-of-benchmark position in pipeline owner Kinder Morgan Energy Partners LP significantly detracted, as did positions in regional telecommunications provider CenturyLink, Inc., real estate investment trust Health Care REIT, Inc., and toy maker Mattel, Inc.

Defense contractor Lockheed Martin Corp. was a notable exception among U.S. holdings, as the stock was the most significant contributor to performance among all the fund’s individual positions.

Our stock selection in France, Germany, and the United Kingdom significantly contributed, as the fund’s overall holdings in these countries generated markedly stronger returns than did each country’s benchmark components. The most notable position in this regard was Vinci SA (France), an infrastructure construction and operations company.

At the sector level, our selection among industrials stocks significantly contributed. Relative performance also was aided by the fund’s lack of positions in any Japanese stocks during the period.

This commentary reflects the views of the portfolio managers through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance does not guarantee future results.

8	Global Shareholder Yield Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,124.90	$7.01	1.33%

Class B	1,000.00	1,121.60	11.15	2.12%

Class C	1,000.00	1,120.70	10.67	2.03%

Class I	1,000.00	1,127.20	5.33	1.01%

Class R2	1,000.00	1,124.80	7.74	1.47%

Class R6	1,000.00	1,127.80	5.12	0.97%

Class NAV	1,000.00	1,128.10	4.59	0.87%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2014, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Global Shareholder Yield Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2013, with the same investment held until February 28, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning		Expenses paid
	Account value	Ending value	during period	Annualized
	on 9-1-2013	on 2-28-2014	ended 2-28-2014[1]	expense ratio

Class A	$1,000.00	$1,018.20	$6.66	1.33%

Class B	1,000.00	1,014.30	10.59	2.12%

Class C	1,000.00	1,014.70	10.14	2.03%

Class I	1,000.00	1,019.80	5.06	1.01%

Class R2	1,000.00	1,017.50	7.35	1.47%

Class R6	1,000.00	1,020.00	4.86	0.97%

Class NAV	1,000.00	1,020.50	4.36	0.87%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

10	Global Shareholder Yield Fund | Annual report

Portfolio summary

Top 10 Holdings (18.2% of Net Assets on 2-28-14)[1,2]

GlaxoSmithKline PLC	2.0%	National Grid PLC	1.9%

Vinci SA	2.0%	Deutsche Telekom AG	1.7%

Imperial Tobacco Group PLC	1.9%	BCE, Inc.	1.7%

Total SA	1.9%	Terna Rete Elettrica Nazionale SpA	1.6%

Swisscom AG	1.9%	Lockheed Martin Corp.	1.6%

Sector Composition[1,3]

Utilities	17.5%	Health Care	8.8%

Telecommunication Services	14.3%	Consumer Discretionary	6.4%

Consumer Staples	13.4%	Materials	5.8%

Financials	9.4%	Information Technology	3.5%

Energy	9.1%	Short-Term Investments & Other	2.9%

Industrials	8.9%

Country Composition[1,3]

United States	46.8%	Australia	3.3%

United Kingdom	17.8%	Norway	2.9%

France	8.6%	Italy	1.7%

Germany	6.7%	Netherlands	1.5%

Switzerland	4.8%	Other Countries	1.9%

Canada	4.0%

1 As a percentage of net assets on 2-28-14.

2 Cash and cash equivalents not included.

3 Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. If the fund invests in illiquid securities, it may be difficult to sell them at a price approximating their value. Hedging and other strategic transactions may increase volatility of a fund and, if the transaction is not successful, could result in a significant loss. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Therefore, distribution rates and income amounts can change at any time. Please see the fund’s prospectuses for additional risks.

Annual report | Global Shareholder Yield Fund	11

Fund’s investments

As of 2-28-14

	Shares	Value
Common Stocks 97.1%	$2,178,778,580

(Cost $1,779,241,644)

Australia 3.3%		75,052,757

BHP Billiton, Ltd.	473,030	16,224,259

Commonwealth Bank of Australia	171,270	11,439,222

Telstra Corp., Ltd.	7,107,230	32,062,430

Westpac Banking Corp.	510,691	15,326,846

Belgium 0.6%		12,791,853

Anheuser-Busch InBev NV	122,300	12,791,853

Canada 4.0%		88,920,606

BCE, Inc.	898,080	39,173,904

Potash Corp. of Saskatchewan, Inc.	508,690	16,934,290

Rogers Communications, Inc., Class B	360,910	13,950,102

Shaw Communications, Inc., Class B	815,550	18,862,310

France 8.6%		193,322,265

Electricite de France SA	917,460	36,400,768

Sanofi	166,170	17,283,315

SCOR SE	777,600	27,188,081

Total SA	653,480	42,397,199

Vinci SA	604,510	45,081,675

Vivendi SA	875,703	24,971,227

Germany 6.7%		150,264,795

BASF SE	290,560	33,398,116

Daimler AG	355,720	33,091,548

Deutsche Post AG	369,010	13,835,402

Deutsche Telekom AG	2,316,050	39,181,273

Muenchener Rueckversicherungs AG	140,680	30,758,456

Italy 1.7%		36,946,439

Terna Rete Elettrica Nazionale SpA	7,242,810	36,946,439

Netherlands 1.5%		34,243,070

Royal Dutch Shell PLC, ADR	469,920	34,243,070

Norway 2.9%		65,136,972

Orkla ASA	2,341,530	18,472,525

Statoil ASA	711,530	18,767,335

Yara International ASA	688,060	27,897,112

Philippines 0.6%		12,397,648

Philippine Long Distance Telephone Company, ADR	205,941	12,397,648

12	Global Shareholder Yield Fund | Annual report	See notes to financial statements

	Shares	Value
Sweden 0.7%		$16,371,646

Svenska Handelsbanken AB, Class A	313,732	16,371,646

Switzerland 4.8%		108,686,674

Nestle SA	179,460	13,557,332

Novartis AG	310,548	25,846,935

Roche Holding AG	87,863	27,053,016

Swisscom AG	71,350	42,229,391

United Kingdom 17.8%		399,334,062

AstraZeneca PLC, ADR	526,150	35,651,924

BAE Systems PLC	4,791,170	32,887,624

British American Tobacco PLC	465,980	25,401,222

Centrica PLC	4,056,160	21,661,847

Compass Group PLC	804,260	12,712,244

Diageo PLC, ADR	82,540	10,376,103

GlaxoSmithKline PLC	1,609,610	45,084,578

Imperial Tobacco Group PLC	1,043,870	42,579,069

National Grid PLC	2,967,430	41,523,970

Pearson PLC	1,036,770	17,557,603

Severn Trent PLC	523,980	16,234,750

SSE PLC	1,167,762	27,416,439

United Utilities Group PLC	2,588,223	33,779,770

Vodafone Group PLC	6,314,913	26,314,006

WM Morrison Supermarkets PLC	2,580,140	10,152,913

United States 43.9%		985,309,793

AbbVie, Inc.	326,240	16,608,878

Altria Group, Inc.	1,008,200	36,557,332

Ameren Corp.	702,340	28,381,559

Apple, Inc.	33,675	17,721,132

Arthur J. Gallagher & Company	275,280	12,717,936

AT&T, Inc.	724,830	23,143,822

Automatic Data Processing, Inc.	173,270	13,476,941

CenturyLink, Inc.	892,990	27,914,867

CME Group, Inc.	318,040	23,477,713

ConocoPhillips	294,570	19,588,905

Corrections Corp. of America	644,285	21,486,905

Deere & Company	128,400	11,033,412

Diamond Offshore Drilling, Inc.	370,010	17,501,473

Dominion Resources, Inc.	180,450	12,523,230

Duke Energy Corp.	499,498	35,404,418

E.I. du Pont de Nemours & Company	203,840	13,579,821

Emerson Electric Company	244,700	15,969,122

Enterprise Products Partners LP	258,890	17,374,108

Health Care REIT, Inc.	579,040	34,012,810

Honeywell International, Inc.	148,880	14,060,227

Integrys Energy Group, Inc.	233,420	13,367,963

Johnson & Johnson	138,590	12,766,911

Kimberly-Clark Corp.	196,790	21,715,777

Kinder Morgan Energy Partners LP	363,910	27,027,596

See notes to financial statements	Annual report | Global Shareholder Yield Fund	13

		Shares	Value
United States (continued)

KLA–Tencor Corp.		274,180	$17,862,827

Lockheed Martin Corp.		227,320	36,894,036

Lorillard, Inc.		702,340	34,456,800

MarkWest Energy Partners LP		216,130	13,799,901

Mattel, Inc.		522,980	19,512,384

McDonald’s Corp.		144,790	13,776,769

Merck & Company, Inc.		306,860	17,487,951

Microchip Technology, Inc.		362,910	16,530,551

Microsoft Corp.		354,720	13,589,323

PepsiCo, Inc.		135,590	10,856,691

Philip Morris International, Inc.		276,280	22,353,815

PPL Corp.		1,052,050	33,970,695

R.R. Donnelley & Sons Company		986,810	18,877,675

Regal Entertainment Group, Class A		846,130	15,568,792

Reynolds American, Inc.		637,090	32,383,285

Targa Resources Partners LP		252,800	13,572,832

TECO Energy, Inc.		1,511,790	25,367,836

The Coca-Cola Company		251,800	9,618,760

The Dow Chemical Company		441,350	21,498,159

The Southern Company		687,050	29,096,568

Time Warner, Inc.		191,650	12,865,465

Verizon Communications, Inc.		512,790	24,398,548

Verizon Communications, Inc. (European Exchange)		304,485	14,401,220

Waste Management, Inc.		287,460	11,929,590

Wells Fargo & Company		371,100	17,226,462

	Yield (%)	Shares	Value
Short-Term Investments 1.9%			$42,066,258

(Cost $42,066,258)

Money Market Funds 1.9%			$42,066,258

State Street Institutional Treasury Money
Market Fund	0.0000 (Y)	42,066,258	42,066,258

Total investments (Cost $1,821,307,902)† 99.0%		$2,220,844,838

Other assets and liabilities, net 1.0%			$22,488,708

Total net assets 100.0%		$2,243,333,546

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(Y) The rate shown is the annualized seven-day yield as of 2-28-14.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $1,822,687,909. Net unrealized appreciation aggregated $398,156,929, of which $422,491,522 related to appreciated investment securities and $24,334,593 related to depreciated investment securities.

14	Global Shareholder Yield Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

The fund has the following sector composition as a percentage of net assets on 2-28-14.

Utilities	17.5%
Telecommunication Services	14.3%
Consumer Staples	13.4%
Financials	9.4%
Energy	9.1%
Industrials	8.9%
Health Care	8.8%
Consumer Discretionary	6.4%
Materials	5.8%
Information Technology	3.5%
Short-Term Investments & Other	2.9%

Total	100.0%

See notes to financial statements	Annual report | Global Shareholder Yield Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 2-28-14

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,821,307,902)	$2,220,844,838
Foreign currency, at value (Cost $85)	85
Receivable for investments sold	24,220,636
Receivable for fund shares sold	6,685,910
Dividends and interest receivable	16,929,057
Other receivables and prepaid expenses	93,240

Total assets	2,268,773,766

Liabilities

Payable for investments purchased	22,272,611
Payable for fund shares repurchased	2,389,443
Payable to affiliates
Accounting and legal services fees	36,304
Transfer agent fees	318,935
Distribution and service fees	85
Trustees’ fees	1,864
Investment management fees	174
Other liabilities and accrued expenses	420,804

Total liabilities	25,440,220

Net assets	$2,243,333,546

Net assets consist of

Paid-in capital	$1,780,724,546
Undistributed net investment income	26,682,066
Accumulated net realized gain (loss) on investments and foreign
currency transactions	36,237,999
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	399,688,935

Net assets	$2,243,333,546

16	Global Shareholder Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the fund has an unlimited number of shares authorized with no par value
Class A ($552,939,188 ÷ 47,082,302 shares)[1]	$11.74
Class B ($16,528,961 ÷ 1,408,388 shares)[1]	$11.74
Class C ($127,275,617 ÷ 10,837,700 shares)[1]	$11.74
Class I ($892,970,232 ÷ 75,790,368 shares)	$11.78
Class R2 ($533,064 ÷ 45,266 shares)	$11.78
Class R6 ($224,669 ÷ 19,087 shares)	$11.77
Class NAV ($652,861,815 ÷ 55,425,654 shares)	$11.78

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$12.36

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 2-28-14

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$109,426,561
Less foreign taxes withheld	(4,142,856)

Total investment income	105,283,705

Expenses

Investment management fees	16,083,312
Distribution and service fees	2,290,539
Accounting and legal services fees	222,418
Transfer agent fees	1,600,590
Trustees’ fees	73,392
State registration fees	190,580
Printing and postage	128,364
Professional fees	101,634
Custodian fees	1,045,203
Registration and filing fees	39,373
Other	52,737

Total expenses	21,828,142
Less expense reductions	(126,033)

Net expenses	21,702,109

Net investment income	83,581,596

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	130,233,014
Foreign currency transactions	(21,569)

130,211,445
Change in net unrealized appreciation (depreciation) of
Investments	153,524,077
Translation of assets and liabilities in foreign currencies	203,180

153,727,257

Net realized and unrealized gain	283,938,702

Increase in net assets from operations	$367,520,298

18	Global Shareholder Yield Fund | Annual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	2-28-14	2-28-13

Increase (decrease) in net assets

From operations
Net investment income	$83,581,596	$56,336,267
Net realized gain	130,211,445	1,335,059
Change in net unrealized appreciation (depreciation)	153,727,257	116,681,679

Increase in net assets resulting from operations	367,520,298	174,353,005

Distributions to shareholders
From net investment income
Class A	(10,212,966)	(6,537,708)
Class B	(270,722)	(189,434)
Class C	(1,816,114)	(1,056,210)
Class I	(22,747,665)	(14,320,551)
Class R2	(6,285)	(2,785)
Class R6	(5,672)	(4,432)
Class NAV	(24,197,018)	(30,896,355)
From net realized gain
Class A	(17,733,684)	—
Class B	(544,804)	—
Class C	(4,176,825)	—
Class I	(30,180,114)	—
Class R2	(11,950)	—
Class R6	(7,398)	—
Class NAV	(23,183,742)	—

Total distributions	(135,094,959)	(53,007,475)

From fund share transactions	73,530,102	279,874,516

Total increase	305,955,441	401,220,046

Net assets

Beginning of year	1,937,378,105	1,536,158,059

End of year	$2,243,333,546	$1,937,378,105

Undistributed net investment income	$26,682,066	$5,246,247

See notes to financial statements	Annual report | Global Shareholder Yield Fund	19

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.50	$8.10	$6.10
Net investment income[1]	0.45[2]	0.29	0.26	0.24	0.25
Net realized and unrealized gain on investments	1.57	0.63	0.29	1.40	1.99
Total from investment operations	2.02	0.92	0.55	1.64	2.24
Less distributions
From net investment income	(0.31)	(0.27)	(0.24)	(0.24)	(0.24)
From net realized gain	(0.43)	—	—	—	—
Total distributions	(0.74)	(0.27)	(0.24)	(0.24)	(0.24)
Net asset value, end of period	$11.74	$10.46	$9.81	$9.50	$8.10
Total return (%)[3,4]	19.85	9.66	5.98	20.64	37.19

Ratios and supplemental data

Net assets, end of period (in millions)	$553	$276	$215	$56	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34	1.43	1.53	1.55	1.66[5]
Expenses net of fee waivers	1.34	1.42	1.42	1.55	1.56[5]
Expenses net of fee waivers and credits	1.34	1.42	1.42	1.55	1.55[5]
Net investment income	4.01[2]	2.92	2.78	2.80	3.34
Portfolio turnover (%)	40	21	19	39	53

1 Based on the average daily shares outstanding.
2 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

20	Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS B SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.49	$8.10	$6.09
Net investment income[1]	0.35[2]	0.22	0.20	0.19	0.20
Net realized and unrealized gain on investments	1.58	0.64	0.29	1.38	2.00
Total from investment operations	1.93	0.86	0.49	1.57	2.20
Less distributions
From net investment income	(0.22)	(0.21)	(0.17)	(0.18)	(0.19)
From net realized gain	(0.43)	—	—	—	—
Total distributions	(0.65)	(0.21)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$11.74	$10.46	$9.81	$9.49	$8.10
Total return (%)[3,4]	18.95	8.90	5.33	19.65	36.49

Ratios and supplemental data

Net assets, end of period (in millions)	$17	$11	$8	$2	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	2.15	2.29	2.54	2.91	3.54[5]
Expenses net of fee waivers	2.12	2.12	2.11	2.25	2.29[5]
Expenses net of fee waivers and credits	2.12	2.12	2.11	2.25	2.25[5]
Net investment income	3.11[2]	2.21	2.17	2.18	2.68
Portfolio turnover (%)	40	21	19	39	53

1 Based on the average daily shares outstanding.
2 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

CLASS C SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$10.46	$9.81	$9.50	$8.10	$6.10
Net investment income[1]	0.36[2]	0.22	0.20	0.18	0.20
Net realized and unrealized gain on investments	1.58	0.64	0.28	1.40	1.99
Total from investment operations	1.94	0.86	0.48	1.58	2.19
Less distributions
From net investment income	(0.23)	(0.21)	(0.17)	(0.18)	(0.19)
From net realized gain	(0.43)	—	—	—	—
Total distributions	(0.66)	(0.21)	(0.17)	(0.18)	(0.19)
Net asset value, end of period	$11.74	$10.46	$9.81	$9.50	$8.10
Total return (%)[3,4]	18.97	8.90	5.22	19.78	36.27

Ratios and supplemental data

Net assets, end of period (in millions)	$127	$65	$45	$11	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	2.05	2.15	2.29	2.39	2.63[5]
Expenses net of fee waivers	2.05	2.12	2.11	2.25	2.27[5]
Expenses net of fee waivers and credits	2.05	2.12	2.11	2.25	2.25[5]
Net investment income	3.22[2]	2.22	2.13	2.10	2.66
Portfolio turnover (%)	40	21	19	39	53

1 Based on the average daily shares outstanding.
2 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	21

CLASS I SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.53	$8.13	$6.11
Net investment income[1]	0.47[2]	0.31	0.32	0.29	0.30
Net realized and unrealized gain on investments	1.59	0.65	0.27	1.38	2.00
Total from investment operations	2.06	0.96	0.59	1.67	2.30
Less distributions
From net investment income	(0.34)	(0.31)	(0.28)	(0.27)	(0.28)
From net realized gain	(0.43)	—	—	—	—
Total distributions	(0.77)	(0.31)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$11.78	$10.49	$9.84	$9.53	$8.13
Total return (%)[3]	20.28	10.07	6.45	21.09	38.08

Ratios and supplemental data

Net assets, end of period (in millions)	$893	$641	$249	$123	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.05	1.12	1.09	1.19[4]
Expenses net of fee waivers	1.01	1.03	0.97	1.08	1.08[4]
Expenses net of fee waivers and credits	1.01	1.03	0.97	1.08	1.08[4]
Net investment income	4.19[2]	3.10	3.43	3.40	3.96
Portfolio turnover (%)	40	21	19	39	53

1 Based on the average daily shares outstanding.
2 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS R2 SHARES Period ended	2-28-14	2-28-13[1]

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84
Net investment income[2]	0.50[3]	0.29
Net realized and unrealized gain on investments	1.52	0.63
Total from investment operations	2.02	0.92
Less distributions
From net investment income	(0.30)	(0.27)
From net realized gain	(0.43)	—
Total distributions	(0.73)	(0.27)
Net asset value, end of period	$11.78	$10.49
Total return (%)[4]	19.78	9.58

Ratios and supplemental data

Net assets, end of period (in millions)	$1	—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.52	19.42
Expenses net of fee waivers	1.47	1.47
Expenses net of fee waivers and credits	1.47	1.47
Net investment income	4.38[3]	2.91
Portfolio turnover (%)	40	21

1 The inception date for Class R2 shares is 3-1-12.
2 Based on the average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Less than $500,000.

22	Global Shareholder Yield Fund | Annual report	See notes to financial statements

CLASS R6 SHARES Period ended	2-28-14	2-28-13	2-29-12[1]

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.29
Net investment income[2]	0.48[3]	0.33	0.13
Net realized and unrealized gain on investments	1.58	0.64	0.52
Total from investment operations	2.06	0.97	0.65
Less distributions
From net investment income	(0.35)	(0.32)	(0.10)
From net realized gain	(0.43)	—	—
Total distributions	(0.78)	(0.32)	(0.10)
Net asset value, end of period	$11.77	$10.49	$9.84
Total return (%)[4]	20.29	10.12	7.12[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	10.30	10.38	15.93[7]
Expenses net of fee waivers	0.97	0.97	0.97[7]
Expense net of fee waivers and credits	0.97	0.97	0.97[7]
Net investment income	4.26[3]	3.29	2.82[7]
Portfolio turnover (%)	40	21	19[8]

1 The inception date for Class R6 shares is 9-1-11.
2 Based on the average daily shares outstanding.
3 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5 Not annualized.
6 Less than $500,000.
7 Annualized.
8 Portfolio turnover is shown for the period from 3-1-11 to 2-29-12.

CLASS NAV SHARES Period ended	2-28-14	2-28-13	2-29-12	2-28-11	2-28-10

Per share operating performance

Net asset value, beginning of period	$10.49	$9.84	$9.53	$8.13	$6.11
Net investment income[1]	0.49[2]	0.35	0.29	0.30	0.29
Net realized and unrealized gain on investments	1.59	0.62	0.31	1.38	2.01
Total from investment operations	2.08	0.97	0.60	1.68	2.30
Less distributions
From net investment income	(0.36)	(0.32)	(0.29)	(0.28)	(0.28)
From net realized gain	(0.43)	—	—	—	—
Total distributions	(0.79)	(0.32)	(0.29)	(0.28)	(0.28)
Net asset value, end of period	$11.78	$10.49	$9.84	$9.53	$8.13
Total return (%)[3]	20.47	10.17	6.53	21.19	38.16

Ratios and supplemental data

Net assets, end of period (in millions)	$653	$944	$1,019	$162	$129
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88	0.90	0.99	0.99	1.05[4]
Expenses net of fee waivers	0.87	0.89	0.94	0.99	1.00[4]
Expenses net of fee waivers and credits	0.87	0.89	0.94	0.99	1.00[4]
Net investment income	4.35[2]	3.56	3.11	3.49	3.84
Portfolio turnover (%)	40	21	19	39	53

1 Based on the average daily shares outstanding.
2 Net investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.08 and 0.72%, respectively.
3 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4 Includes the impact of proxy expenses, which amounted to 0.02% of average net assets.

See notes to financial statements	Annual report | Global Shareholder Yield Fund	23

Notes to financial statements

Note 1 — Organization

John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The primary investment objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary objective.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment

24	Global Shareholder Yield Fund | Annual report

factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of February 28, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 2-28-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Australia	$75,052,757	—	$75,052,757	—
Belgium	12,791,853	—	12,791,853	—
Canada	88,920,606	$88,920,606	—	—
France	193,322,265	—	193,322,265	—
Germany	150,264,795	—	150,264,795	—
Italy	36,946,439	—	36,946,439	—
Netherlands	34,243,070	34,243,070	—	—
Norway	65,136,972	—	65,136,972	—
Philippines	12,397,648	12,397,648	—	—
Sweden	16,371,646	—	16,371,646	—
Switzerland	108,686,674	—	108,686,674	—
United Kingdom	399,334,062	46,028,027	353,306,035	—
United States	985,309,793	970,908,573	14,401,220	—
Short-Term Investments	42,066,258	42,066,258	—	—

Total Investments in
Securities	$2,220,844,838	$1,194,564,182	$1,026,280,656	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Annual report | Global Shareholder Yield Fund	25

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to potentially participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the fund participated in a $100 million unsecured line of credit, also with Citibank N.A., with terms otherwise similar to the existing agreement. Commitment fees for the year ended February 28, 2014 were $2,083. For the year ended February 28, 2014, the fund had no borrowings under either line of credit.

Expenses. Within the John Hancock funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage expenses, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26	Global Shareholder Yield Fund | Annual report

As of February 28, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are paid annually.

The tax character of distributions for the years ended February 28, 2014 and 2013 was as follows:

	FEBRUARY 28, 2014	FEBRUARY 28, 2013

Ordinary Income	$59,256,442	$53,007,475
Long-term Capital gains	$75,838,517	—

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of February 28, 2014, the components of distributable earnings on a tax basis consisted of $26,674,270 and $37,618,007 of undistributed ordinary income and undistributed long-term capital gain, respectively.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. Prior to January 1, 2014, John Hancock Investment Management Services, LLC (JHIMS) served as investment advisor for the fund. JHIMS and JHA have identical officers, directors and other personnel, and share common facilities and resources. Terms of the investment management contract with JHA are substantially identical to the former contract with JHIMS. In this report, depending on the context, the term “Advisor” shall refer to either JHA in its current capacity as investment advisor, or to JHIMS in its capacity as investment advisor prior to January 1, 2014. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.

Annual report | Global Shareholder Yield Fund	27

Effective June 1, 2013, the Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fees and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 2.12%, 2.12%, 1.47% and 0.97% for Class B, Class C, Class R2 and Class R6 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and short dividend expense. These expense limitations shall remain in effect until June 30, 2014, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time. Prior to July 1, 2013, Class A and Class I shares had fee waivers and/or reimbursements such that the expenses would not exceed 1.42% and 1.06% for Class A and Class I shares, respectively.

Effective February 1, 2014, for Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expense of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until June 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time. This waiver was in effect on a voluntary basis as of January 1, 2014.

The expense reductions described above amounted to $18,732, $4,578, $4,535, $34,187, $18,171, $17,360 and $28,470 for Class A, Class B, Class C, Class I, Class R2, Class R6 and Class NAV shares, respectively, for the year ended February 28, 2014.

The investment management fees, including the impact of the waivers and reimbursements described above, incurred for the year ended February 28, 2014 were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended February 28, 2014 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund pays up to the following contractual rates

28	Global Shareholder Yield Fund | Annual report

of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

CLASS	12b–1 FEE	SERVICE FEE

Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $3,584,469 for the year ended February 28, 2014. Of this amount, $607,413 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,953,224 was paid as sales commissions to broker-dealers and $23,832 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended February 28, 2014, CDSCs received by the Distributor amounted to $16,956 and $11,127 for Class B and Class C shares, respectively. There were no CDSCs received for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to October 1, 2013, Signature Services Cost were calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Share Classes and all other Retail Share Classes. Within each of these categories, the applicable costs were allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Annual report | Global Shareholder Yield Fund	29

Class level expenses. Class level expenses for the year ended February 28, 2014 were:

	DISTRIBUTION	TRANSFER	STATE	PRINTING AND
CLASS	AND SERVICE FEES	AGENT FEES	REGISTRATION FEES	POSTAGE

Class A	$1,190,389	$565,964	$49,947	$32,453
Class B	138,817	19,918	17,344	1,163
Class C	960,466	137,321	22,044	7,567
Class I	—	877,285	65,587	86,583
Class R2	867	59	18,459	307
Class R6	—	43	17,199	291
Total	$2,290,539	$1,600,590	$190,580	$128,364

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund Lending Program: Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may be allowed to participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	AVERAGE LOAN	DAYS	WEIGHTED AVERAGE
BORROWER OR LENDER	BALANCE	OUTSTANDING	INTEREST RATE	INTEREST

Borrower	$16,054,854	30	0.45%	$6,038

Note 5 — Fund share transactions

Transactions in fund shares for the years ended February 28, 2014 and 2013 were as follows:

		Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class A shares

Sold	26,838,217	$304,344,103	15,669,201	$155,358,732
Distributions reinvested	2,481,890	27,502,699	663,208	6,439,490
Repurchased	(8,581,850)	(96,647,752)	(11,924,145)	(117,263,582)

Net increase	20,738,257	$235,199,050	4,408,264	$44,534,640

Class B shares

Sold	403,444	$4,516,790	403,386	$3,993,369
Distributions reinvested	54,763	606,948	12,717	123,106
Repurchased	(141,166)	(1,576,956)	(160,580)	(1,581,789)

Net increase	317,041	$3,546,782	255,523	$2,534,686

Class C shares

Sold	5,196,683	$58,389,022	2,470,863	$24,558,880
Distributions reinvested	477,452	5,299,994	91,535	886,020
Repurchased	(1,027,271)	(11,556,924)	(928,504)	(9,120,364)

Net increase	4,646,864	$52,132,092	1,633,894	$16,324,536

30	Global Shareholder Yield Fund | Annual report

		Year ended 2-28-14		Year ended 2-28-13
	Shares	Amount	Shares	Amount
Class I shares

Sold	31,298,034	$354,437,329	47,431,648	$461,972,978
Distributions reinvested	4,604,700	51,029,333	1,400,880	13,641,460
Repurchased	(21,258,484)	(240,965,660)	(12,975,975)	(128,113,677)

Net increase	14,644,250	$164,501,002	35,856,553	$347,500,761

Class R2 shares[1]

Sold	38,678	$439,671	11,593	$114,476
Distributions reinvested	958	10,700	—	—
Repurchased	(5,963)	(68,252)	—	—

Net increase	33,673	$382,119	11,593	$114,476

Class R6 shares

Sold	5,745	$63,944	6,168	$59,632
Distributions reinvested	420	4,662	105	1,020
Repurchased	(66)	(759)	(4,049)	(40,764)

Net increase	6,099	$67,847	2,224	$19,888

Class NAV shares

Sold	650,283	$7,367,511	3,327,918	$32,345,438
Distributions reinvested	4,299,515	47,380,760	3,176,278	30,896,355
Repurchased	(39,517,738)	(437,047,061)	(20,096,481)	(194,396,264)

Net decrease	(34,567,940)	($382,298,790)	(13,592,285)	($131,154,471)

Total net increase	5,818,244	$73,530,102	28,575,766	$279,874,516

1 The inception date for Class R2 shares is 3-1-12.

Affiliates of the fund owned 22%, 56% and 100% of shares of beneficial interest of Class R2, Class R6 and Class NAV, respectively, on February 28, 2014.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $790,890,300 and $770,195,872, respectively, for the year ended February 28, 2014.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2014, funds within the John Hancock funds complex held 29.0% of the fund. The following funds had an affiliate ownership of 5% or more of the fund’s net assets:

AFFILIATE
FUND	CONCENTRATION

John Hancock Lifestyle Balanced Portfolio	9.4%
John Hancock Lifestyle Growth Portfolio	9.2%

Annual report | Global Shareholder Yield Fund	31

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
John Hancock Funds III Global Shareholder Yield Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Funds III Global Shareholder Yield Fund (the “Fund”) at February 28, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
April 14, 2014

32	Global Shareholder Yield Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended February 28, 2014.

The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.

The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Income derived from foreign sources was $55,322,057. The fund intends to pass through foreign tax credits of $4,092,073.

The fund paid $75,838,517 in capital gain dividends.

Eligible shareholders will be mailed a 2014 Form 1099-DIV in early 2015. This will reflect the tax character of all distributions paid in calendar year 2014.

Please consult a tax advisor regarding the tax consequences of your investment in the fund.

Annual report | Global Shareholder Yield Fund	33

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.

Independent Trustees

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates, Born: 1946	2012	226

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988).

Trustee and Chairperson of the Board, John Hancock retail funds[3] (since 2012); Trustee (2005–2006 and since 2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board, John Hancock Funds II (since 2005).

Charles L. Bardelis,[2] Born: 1941	2012	226

Director, Island Commuter Corp. (marine transport).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust (since 1988); Trustee, John Hancock
Funds II (since 2005).

Peter S. Burgess,[2] Born: 1942	2012	226

Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
Director, PMA Capital Corporation (2004–2010).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	2006	226

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since 2009);
Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director,
Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former Director,
Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition Company I,
Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley) (until 2009);
former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin) (until 2009).

Trustee, John Hancock retail funds[3] (since 1986); Trustee, John Hancock Variable Insurance Trust
(since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

34	Global Shareholder Yield Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Grace K. Fey, Born: 1946	2012	226

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier
Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Theron S. Hoffman,[2] Born: 1947	2012	226

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner, and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	226

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).

Trustee, John Hancock retail funds[3] (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan, Born: 1945	2012	226

Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director, The
Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston
College (retired 2013).

Trustee, John Hancock retail funds[3] (since 2012); Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	2006	226

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Trustee (since 1992) and Chairperson of the Board (2011–2012), John Hancock retail funds[3]; Trustee and
Vice Chairperson of the Board, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and
John Hancock Funds II (since 2012).

Annual report | Global Shareholder Yield Fund	35

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Gregory A. Russo, Born: 1949	2008	226

Director and Audit Committee Chairman (since 2012), and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester County,
New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and
Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising
Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).

Trustee, John Hancock retail funds[3] (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Non-Independent Trustees[4]

Name, year of birth	Trustee	Number of John
Position(s) held with fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Craig Bromley, Born: 1966	2012	226

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife Japan) (2005–2012, including prior positions).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Warren A. Thomson, Born: 1955	2012	226

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer (since 2013), Manulife Asset Management Limited; Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Trustee, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, and John Hancock
Funds II (since 2012).

Principal officers who are not Trustees

Name, year of birth		Officer
Position(s) held with fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President*
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC, and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010); President (since 2012) and former Trustee (2010–2012), John Hancock retail funds,[3] President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

*Until 3-13-14.

36	Global Shareholder Yield Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Andrew G. Arnott, Born: 1971	2009

Executive Vice President
President**
Senior Vice President, John Hancock Financial Services (since 2009); Director and Executive Vice
President, John Hancock Advisers, LLC (since 2005, including prior positions); Director and Executive
Vice President, John Hancock Investment Management Services, LLC (since 2006, including prior positions); President, John Hancock Funds, LLC (since 2004, including prior positions); President
(effective 3-13-14) and Executive Vice President, John Hancock retail funds,[3] John Hancock Variable
Insurance Trust, and John Hancock Funds II (since 2007, including prior positions).

**Effective 3-13-14.

Thomas M. Kinzler, Born: 1955	2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,[3]
John Hancock Variable Insurance Trust, and John Hancock Funds II (since 2006).

Francis V. Knox, Jr., Born: 1947	2006

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC, and John Hancock Investment Management Services, LLC (since 2005).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds,[3] John Hancock Variable Insurance Trust and John Hancock
Funds II (since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds[3] (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal.

2 Member of the Audit Committee.

3 “John Hancock retail funds” comprises John Hancock Funds III and 36 other John Hancock funds consisting of 26 series of other John Hancock trusts and 10 closed-end funds.

4 Because Messrs. Bromley and Thomson are senior executives or directors of the advisor and/or its affiliates, each of them is considered an “interested person of the fund,” as defined in the Investment Company Act of 1940.

Annual report | Global Shareholder Yield Fund	37

More information

Trustees	Investment advisor
James M. Oates, Chairperson	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*	Subadvisor
Craig Bromley†	Epoch Investment Partners, Inc.
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Andrew G. Arnott#	Legal counsel
President	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Hugh McHaffie**
President

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-13-14
**Through 3-13-14

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	Investment Operations	Investment Operations
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

38	Global Shareholder Yield Fund | Annual report

800-225-5291
800-231-5469 TDD
800-338-8080 EASI-Line
jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	320A 2/14
MF155704	4/14

ITEM 2. CODE OF ETHICS.

As of the end of the year, February 28, 2014, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended February 28, 2014 and February 28, 2013. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	February 28, 2014	February 28, 2013
John Hancock Global Shareholder Yield Fund	$30,621	$31,547

John Hancock International Growth Fund	34,178	36,703

John Hancock International Core Fund	41,689	43,414

John Hancock International Allocation Fund	25,038	25,963

Total	$131,526	$137,627

(b) Audit-Related Services

Audit-related fees amounted to the following for the fiscal years ended February 28, 2014 and February 28, 2013 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was security counts and affiliated service provider internal controls review.

Fund	February 28, 2014	February 28, 2013
John Hancock Global Shareholder Yield Fund	$1,692	$2,225

John Hancock International Growth Fund	1,692	2,225

John Hancock International Core Fund	1,692	2,225

John Hancock International Allocation Fund	7,698	8,231

Total	$12,774	$14,906

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended February 28, 2014 and February 28 , 2013. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	February 28, 2014	February 28, 2013
John Hancock Global Shareholder Yield Fund	$3,164	$3,164

John Hancock International Growth Fund	4,017	4,017

John Hancock International Core Fund	4,930	4,930

John Hancock International Allocation Fund	2,783	2,783

Total	$14,894	$14,894

(d) All Other Fees

Other fees amounted to the following for the fiscal years ended February 28, 2014 and February 28, 2013 billed to the registrant or to the control affiliates.

Fund	February 28, 2014	February 28, 2013
John Hancock Global Shareholder Yield Fund	$408	$415

John Hancock International Growth Fund	408	415

John Hancock International Core Fund	408	415

John Hancock International Allocation Fund	148	167

Total	$1,372	$1,412

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended February 28, 2014, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $5,874,702 for the fiscal year ended February 28, 2014 and $2,866,638 for the fiscal year ended February 28, 2013.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014